As filed with the Securities and Exchange Commission on January 25, 2008

1933 Act File No. 333-131842

1940 Act File No. 811-21855

U. S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.:	☐

Post-Effective Amendment No. 2	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 5	☒

HEALTHSHARESTM, INC.

(Exact Name of Registrant as Specified in Charter)

420 Lexington Avenue, Suite 2550

New York, New York 10170

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 867-7400

COPIES TO:

William J. Kridel, Jr.	Michael R. Rosella, Esq.
HealthSharesTM, Inc.	Paul, Hastings, Janofsky & Walker LLP
420 Lexington Avenue, Suite 2626	75 East 55th Street
New York, New York 10170	New York, New York 10022

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐            immediately upon filing pursuant to Rule 485(b)

☒           on January 28, 2008 pursuant to Rule 485(b)

☐            60 days after filing pursuant to Rule 485(a)(1)

☐            on (date) pursuant to Rule 485(a)(1)

☐            75 days after filing pursuant to Rule 485(a)(2)

☐            on (date) pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HealthSharesTM, Inc.

Prospectus

January 28, 2008

HealthSharesTM Asian Health Exchange-Traded Fund

HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund

HealthSharesTM Cancer Exchange-Traded Fund

HealthSharesTM Cardio Devices Exchange-Traded Fund

HealthSharesTM Cardiology Exchange-Traded Fund

HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund

HealthSharesTM Diagnostics Exchange-Traded Fund

HealthSharesTM Emerging Cancer Exchange-Traded Fund

HealthSharesTM Enabling Technologies Exchange-Traded Fund

HealthSharesTM European Drugs Exchange-Traded Fund

HealthSharesTM European Medical Products and Devices Exchange-Traded Fund

HealthSharesTM GI/Gender Health Exchange-Traded Fund

HealthSharesTM Infectious Disease Exchange-Traded Fund

HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund

HealthSharesTM Neuroscience Exchange-Traded Fund

HealthSharesTM Ophthalmology Exchange-Traded Fund

HealthSharesTM Orthopedic Repair Exchange-Traded Fund

HealthSharesTM Patient Care Services Exchange-Traded Fund

HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund

HealthSharesTM Composite Exchange-Traded Fund

Neither the SEC nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HealthSharesTM, Inc. is an investment company with 20 series of underlying fund portfolios. Each Fund offers shares, known as HealthSharesTM that are listed on NYSE Arca, Inc. HealthSharesTM are not individually redeemable by the Funds but trade on NYSE Arca, Inc. in individual share lots. As of September 30, 2007, the HealthSharesTM Asian Health Exchange-Traded Fund is not currently being offered.

TABLE OF CONTENTS

4	Introduction

5	Overview of the Investment Objectives and Strategies of the Funds

67	Additional Information About the Funds, Their Principal Strategies and Related Risks

71	Buying and Selling Fund Shares

74	Portfolio Turnover Rate

74	Distribution and Service Plan

74	Portfolio Holdings

74	Fund Management

76	Dividends, Capital Gains, and Taxes

77	Daily Pricing

78	Delivery of Fund Documents

79	Financial Highlights

89	Supplemental Information

INTRODUCTION

This Prospectus provides important information you need to make an informed decision about whether to invest in HealthSharesTM, Inc. (the "Company"). It contains information about the Company, each of its investment portfolios (the "Funds") and the shares of the Funds being offered by this Prospectus, known as HealthSharesTM. An investment in the Funds is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

The Company and the Funds are part of the XShares Advisors family of exchange-traded funds and are related for purposes of investor and investment services, as such terms are used in Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (the "1940 Act").

WHAT ARE EXCHANGE-TRADED FUNDS?

An exchange-traded fund ("ETF") is an investment company which offers shares that are listed on a U.S. securities exchange. Shares of ETFs, because they are listed on a stock exchange, can be traded throughout the day on that stock exchange at market-determined prices. ETFs typically invest predominantly in the securities comprising an underlying index. As such, the ETF itself is an index fund.

WHAT IS HEALTHSHARESTM, INC.?

HealthSharesTM, Inc. is an investment company with 20 series of underlying fund portfolios. Each Fund offers shares, known as HealthSharesTM that are listed on NYSE Arca, Inc. ("NYSE Arca"). HealthSharesTM are not individually redeemable by the Funds but trade on NYSE Arca in individual share lots. Each Fund seeks to invest in a portfolio of securities that substantially replicates a particular benchmark index (the "Underlying Index"). XShares Advisors LLC (the "Advisor") serves as the investment advisor to each Fund.

WHAT ARE THE UNDERLYING INDEXES AND HOW ARE THEY CREATED AND MAINTAINED?

Each of the Underlying Indexes seeks to measure and monitor the performance of publicly-listed healthcare, life sciences and biotechnology companies. Each Fund focuses on a different healthcare, life sciences or biotechnology index. XShares Group LLC ("XShares Group"), the parent of the Advisor, is the creator of each Underlying Index and has created each Underlying Index using a patent-pending investment approach known as "Vertical Investing." "Vertical Investing" seeks to categorize companies within a particular healthcare, life sciences or biotechnology index by focusing on each company's business activities with regard to the diagnosis of diseases, the developments of drugs, treatments, therapies, delivery systems, and the development of enabling/research tools and technologies for use in the healthcare, life sciences or biotechnology sectors.

The Underlying Indexes have been designed around verticals in each of the following areas:

1)  Asian Health

2)  Autoimmune – Inflammation

3)  Cancer

4)  Cardio Devices

5)  Cardiology

6)  Dermatology and Wound Care

7)  Diagnostics

8)  Emerging Cancer

9)  Enabling Technologies

10)  European Drugs

11)  European Medical Products and Devices

12)  GI/Gender Health

13)  Infectious Disease

14)  Metabolic-Endocrine Disorders

15)  Neuroscience

16)  Ophthalmology

17)  Orthopedic Repair

18)  Patient Care Services

19)  Respiratory/Pulmonary

20)  Composite

Each Fund is focused on one of these vertical indexes and will provide both institutional and retail investors with the ability to invest in the complex and rapidly evolving sectors of healthcare, life sciences and biotechnology. Based on its own proprietary intellectual model, XShares Group has established specific, defined characterization/inclusion/exclusion criteria (the "Index Methodology") that an issuer must meet in order to be included in an Underlying Index. Each Underlying Index is administered by QED International

Associates, Inc., the Index Administrator, which employs the Index Methodology to determine the composition of each Underlying Index. BNY Investment Advisors acts as the investment sub-adviser to the Funds and will be responsible for the day-to day management of each Fund's portfolio, which involves principally reconfiguring the portfolio of each Fund, typically quarterly, to reflect any reconfiguration in the Underlying Index by the Index Administrator.

For each Underlying Index, the Index Administrator employs the Index Methodology for each Underlying Index to identify the companies that satisfy the specified criteria. The Index Methodology is publicly available on the Funds' website at www.healthsharesinc.com. Any change to the Index Methodology will be posted on the Funds' website at least 60 days prior to its being implemented. As indicated for each Fund under "Principal Investment Strategies," the Index Administrator will screen companies to eliminate those with market capitalizations below or above certain limits. Typically, the largest of the companies (determined by market capitalization) that satisfy the Index Methodology are included in an Underlying Index, with a minimum of 22 companies in each Underlying Index. The initial companies selected for inclusion are weighted equally at inception, and are thereafter weighted based upon the individual company's market value relative to the overall market value of the relevant Underlying Index (i.e., price weighted). Maximum weighting for any security in an Underlying Index is typically 15%. When a company's weighting exceeds 15% of the Underlying Index, the Index Administrator will reduce such company's weighting to 10%, with the 5% "excess" applied equally to all remaining component securities in the Underlying Index. Minimum weighting for a security in an Underlying Index is 2.5%, if a security's weighting falls below 2.5%, the Index Administrator will increase the security's weighting to its initial weighting or 5%, whichever is less, with the required increment taken equally from all the remaining component securities. Information about each Underlying Index, including the component securities in each Underlying Index and value of the securities in each Underlying Index are posted throughout the trading day every 15 seconds and are available through Reuters under the following symbols:

HealthSharesTM Asian Healthcare Index	HSASIH
HealthSharesTM Autoimmune-Inflammation Index	HSAUTO
HealthSharesTM Cancer Index	HSTOPC
HealthSharesTM Cardio Devices Index	HSCRDV
HealthSharesTM Cardiology Index	HSCARD
HealthSharesTM Dermatology and Wound Care Index	HSDEWC
HealthSharesTM Diagnostics Index	HSDIAG
HealthSharesTM Emerging Cancer Index	HSMIDC
HealthSharesTM Enabling Technologies Index	HSENAT
HealthSharesTM European Drugs Index	HSEURD
HealthSharesTM European Medical Products and Devices Index	HSEUMP
HealthSharesTM GI/Gender Health Index	HSURGH
HealthSharesTM Infectious Disease Index	HSINFD
HealthSharesTM Metabolic-Endocrine Disorders Index	HSMETE
HealthSharesTM Neuroscience Index	HSNEUR
HealthSharesTM Ophthalmology Index	HSOPTH
HealthSharesTM Orthopedic Repair Index	HSORTR
HealthSharesTM Patient Care Services Index	HSPACS
HealthSharesTM Respiratory/Pulmonary Index	HSRESP
HealthSharesTM Composite Index	HSCOMP

OVERVIEW OF THE INVESTMENT OBJECTIVES AND STRATEGIES OF THE FUNDS

Each Fund's investment objective is to seek to track the performance, before fees and expenses, of a particular Underlying Index. The Advisor uses a passive, or indexing, approach in managing the Funds. Unlike many mutual funds, the Funds do not seek to outperform any particular market sector and will not assume temporary defensive positions when markets decline or appear overvalued. Each Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because each Underlying Index, with the exception of HealthSharesTM Composite Index, is comprised only of stocks as indicated by its name (e.g., only "diagnostics" companies are contained in the HealthSharesTM Diagnostics Index), this means that each Fund will invest at least 90% of its assets in such companies. The Funds will provide shareholders with at least 60 days' notice of any change in these policies. Each Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). Each Fund will attempt to replicate the Underlying Index by matching the weighting of securities in its portfolio with such securities' weightings in the Underlying Index. In managing the Funds, the Advisor seeks a correlation of 0.95 or better between each Fund's performance and the performance of the Underlying Index. A figure of 1.00 would represent perfect correlation. There is no guarantee that the Advisor will be able to obtain this level of correlation.

From time to time, the Advisor may pursue a sampling strategy in managing a portion of the portfolio. Pursuant to this strategy, a Fund may invest a portion of its assets in securities not included in an Underlying Index if the Advisor believes that investment in such securities is in the best interest of Fund shareholders and that such securities will assist the Fund in tracking the Underlying Index. If a Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the securities of companies in the Underlying Index. See "Additional Information About The Funds, Their Principal Strategies And Related Risks" for more information about the use of a sampling strategy.

Limitations and restrictions on the level of investment in securities that are discussed in this Prospectus and that are expressed in terms of percentage limitations are measured at the time of investment, unless specifically indicated otherwise. Changes in market values that cause a percentage limitation to be exceeded will not necessarily require that securities be sold.

The following is a summary of the investment objectives, principal investment strategies and principal risks of each of the Funds. Further information about the Funds and their risks can be found in "Additional Information About the Funds, Their Principal Strategies and Related Risks" in this Prospectus and in the Statement of Additional Information.

HealthSharesTM Asian Health Exchange-Traded Fund

Trading Symbol:	HRG

CUSIP Number:	42226E 77 8

Underlying Index (Symbol):	HealthSharesTM Asian Healthcare Index (HSASIH)

Inception Date:	To be determined

The HealthShares(TM) Asian Health Exchange-Traded Fund is not currently being offered.

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM Asian Healthcare Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM Asian Healthcare Index, an index of foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "Asian health" companies by the Index Administrator and therefore are included in the HealthSharesTM Asian Healthcare Index. An Asian health company is a company headquartered in Japan, China, India, South Korea, Taiwan, Singapore, Thailand, Malaysia, Indonesia, the Philippines or Hong Kong. Additionally, the company must be quoted on at least one Asian Stock Exchange, excluding all issuers listed solely on the Osaka Stock Exchange and all issuers that are foreign corporate subsidiaries of North American, Australian or European issuers. The issuers must be engaged in the research/clinical development/manufacturing/ and commercialization of pharmaceutical products, the in vivo or in vitro diagnostic identification and analysis of disease in humans, or the research, development, manufacture, distribution and commercialization of medical devices and/or products for the treatment or amelioration of human disorders and diseases.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of Asian companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Asian health companies, this means that the Fund will invest at least 90% of its assets in Asian health companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Underlying Index is expected to contain a substantial weighting in Japanese companies. As a result, the Fund can also be expected to maintain a substantial weighting in Japanese companies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $20 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthSharesTM are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthSharesTM typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthSharesTM on the secondary market, and you may receive less than NAV when you sell HealthSharesTM.

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to geographic concentration and emerging market risk. The Fund will invest substantially all of its assets in the securities of companies located in Asia and therefore will be impacted by events and conditions impacting the Asian region to a greater extent than a fund that does not focus its investments in Asia. For example, political and economic conditions and changes in regulatory, tax, or economic policy in an Asian country could significantly affect the market in that country and in surrounding or related countries. The Asian economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. The Fund is also subject to risk particular to the Japanese economy, which has only recently emerged from a prolonged economic downturn. Certain Asian countries in which the Fund may invest are considered to be emerging market countries and therefore the Fund is subject to emerging market risk. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

The Fund has not yet begun operations, so performance information is not available.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthSharesTM Asian Health Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.95%
12b-1 Distribution Fee(3):	None
Other Expenses(4):	0.34%
Total Annual Fund Operating Expenses:	1.29%
Less: Expense Reduction/Reimbursement(5)	(0.34)%
Net Annual Operating Expenses(5):	0.95%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  "Other Expenses" are based on estimated amounts for the current fiscal year.

(5)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.95% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthSharesTM. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS
$97	$364

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 200,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the National Securities Clearing Corporation ("NSCC"). There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $10,000,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS
$97,924	$364,638

HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund

Trading Symbol:	HHA

CUSIP Number:	42226E 88 5

Underlying Index (Symbol):	HealthSharesTM Autoimmune-Inflammation Index (HSAUTO)

Inception Date:	March 12, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM Autoimmune-Inflammation Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM Autoimmune-Inflammation Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "autoimmune-inflammation" companies by the Index Administrator and therefore are included in the HealthShares(TM) Autoimmune-Inflammation Index. An autoimmune-inflammation company is a company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of inflammatory diseases such as osteoarthritis and autoimmune disorders including, but not limited to, rheumatoid arthritis, allergies, multiple sclerosis, psoriasis and lupus.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of autoimmune-inflammation companies, this means that the Fund will invest at least 90% of its assets in autoimmune-inflammation companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthSharesTM are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthSharesTM on the secondary market, and you may receive less than NAV when you sell HealthSharesTM.

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthSharesTM Autoimmune-Inflamation Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses:	4.10%
Total Annual Fund Operating Expenses:	4.85%
Less: Expense Reduction/Reimbursement(4)	(4.06)%
Net Annual Operating Expenses(4):	0.79%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .04% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$81	$961	$1,990	$4,577

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,319,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,319,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$19,706	$223,900	$462,552	$1,062,320

HealthSharesTM Cancer Exchange-Traded Fund

Trading Symbol:	HHK

CUSIP Number:	42226E 30 7

Underlying Index (Symbol):	HealthSharesTM Cancer Index (HSTOPC)

Inception Date:	March 12, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM Cancer Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Cancer Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "cancer" companies by the Index Administrator and therefore are included in the HealthSharesTM Cancer Index. A cancer company is a company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of cancers. Companies in this index generally include those with substantial revenues and significant research and development programs.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of cancer companies, this means that the Fund will invest at least 90% of its assets in cancer companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthSharesTM are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthSharesTM on the secondary market, and you may receive less than NAV when you sell HealthSharesTM.

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthShares(TM) Cancer Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses:	3.79%
Total Annual Fund Operating Expenses:	4.54%
Less: Expense Reduction/Reimbursement(4)	(3.76)%
Net Annual Operating Expenses(4):	0.78%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .03% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthSharesTM. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$80	$907	$1,879	$4,347

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,973,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,973,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$24,679	$270,797	$559,597	$1,293,304

HealthSharesTM Cardio Devices Exchange-Traded Fund

Trading Symbol:	HHE

CUSIP Number:	42226E 83 6

Underlying Index (Symbol):	HealthSharesTM Cardio Devices Index (HSCRDV)

Inception Date:	January 23, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM Cardio Devices Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Cardio Devices Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "cardio devices" companies by the Index Administrator and therefore are included in the HealthShares(TM) Cardio Devices Index. A cardio device company is a company involved in the manufacture, distribution, and commercialization of medical devices for the treatment of cardiac, vascular, and endovascular disorders and diseases, including, but not limited to, stents, valves, patches, pumps, defibrillators, pacemakers, sutures and sensors/chips.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of cardio devices companies, this means that the Fund will invest at least 90% of its assets in cardio devices companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $20 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthShares(TM) are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthSharesTM.

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthShares(TM) Cardio Devices Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses:	3.00%
Total Annual Fund Operating Expenses:	3.75%
Less: Expense Reduction/Reimbursement(4)	(2.99)%
Net Annual Operating Expenses(4):	0.76%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .01% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$78	$770	$1,590	$3,730

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,683,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,683,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$21,823	$207,597	$427,470	$1,001,658

HealthSharesTM Cardiology Exchange-Traded Fund

Trading Symbol:	HRD

CUSIP Number:	42226E 86 9

Underlying Index (Symbol):	HealthSharesTM Cardiology Index (HSCARD)

Inception Date:	March 12, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM Cardiology Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM Cardiology Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "cardiology" companies by the Index Administrator and therefore are included in the HealthShares(TM) Cardiology Index. A cardiology company is a company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of cardiological indications including, but not limited to, atherosclerosis, coronary artery disease, congestive heart failure, stroke, hypertension, thrombosis and restenosis.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of cardiology companies, this means that the Fund will invest at least 90% of its assets in cardiology companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthShares(TM) are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthShares(TM) are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthShares(TM) Cardiology Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses:	4.20%
Total Annual Fund Operating Expenses:	4.95%
Less: Expense Reduction/Reimbursement(4)	(4.16)%
Net Annual Operating Expenses(4):	0.79%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .04% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$81	$978	$2,026	$4,649

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,326,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,326,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$19,762	$228,494	$472,153	$1,082,369

HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund

Trading Symbol:	HRW

CUSIP Number:	42226E 50 5

Underlying Index (Symbol):	HealthSharesTM Dermatology and Wound Care Index (HSDEWC)

Inception Date:	April 18, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM Dermatology and Wound Care Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM Dermatology and Wound Care Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "dermatology and wound care" companies by the Index Administrator and therefore are included in the HealthSharesTM Dermatology and Wound Care Index. A dermatology and wound care company is a company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of skin disorders by topical or systemic means. Targeted diseases include, but are not limited to, acne, rosacea, psoriasis, genital warts and atopic dermatitis.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of dermatology and wound care companies, this means that the Fund will invest at least 90% of its assets in dermatology and wound care companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthSharesTM are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthSharesTM typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthSharesTM.

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthShares(TM) Dermatology and Wound Care Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based on estimated amounts for the current fiscal year.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses(4):	4.38%
Total Annual Fund Operating Expenses:	5.13%
Less: Expense Reduction/Reimbursement(5)	(4.34)%
Net Annual Operating Expenses(5):	0.79%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  "Other Expenses" are based on estimated amounts for the current fiscal year.

(5)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .04% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthSharesTM. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS
$81	$1,008

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,389,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,389,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS
$20,270	$241,886

HealthSharesTM Diagnostics Exchange-Traded Fund

Trading Symbol:	HHD

CUSIP Number:	42226E 10 9

Underlying Index (Symbol):	HealthSharesTM Diagnostics Index (HSDIAG)

Inception Date:	January 23, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM Diagnostics Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM Diagnostics Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "diagnostics" companies by the Index Administrator and therefore are included in the HealthSharesTM Diagnostics Index. A diagnostics company is a company involved in the identification of the existence and extent of a disease, the visual localization of a disease by way of imaging, the selection of therapeutic agents appropriate for the disease wherever possible and the monitoring of disease progression/therapeutic efficacy.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised only of stocks of diagnostics companies, this means that the Fund will invest at least 90% of its assets in diagnostics companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of the companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthSharesTM are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthSharesTM typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthSharesTM on the secondary market, and you may receive less than NAV when you sell HealthSharesTM.

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance information will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthShares(TM) Diagnostics Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses:	2.48%
Total Annual Fund Operating Expenses:	3.23%
Less: Expense Reduction/Reimbursement(4)	(2.47)%
Net Annual Operating Expenses(4):	0.76%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .01% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthSharesTM. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$78	$680	$1,396	$3,299

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $3,266,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,266,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$26,348	$223,160	$456,868	$1,078,312

HealthSharesTM Emerging Cancer Exchange-Traded Fund

Trading Symbol:	HHJ

CUSIP Number:	42226E 40 6

Underlying Index (Symbol):	HealthSharesTM Emerging Cancer Index (HSMIDC)

Inception Date:	January 23, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM Emerging Cancer Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM Emerging Cancer Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "emerging cancer" companies by the Index Administrator and therefore are included in the HealthSharesTM Emerging Cancer Index. An emerging cancer company is a mid-sized company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of cancers. Companies in this index generally include those with some level of revenues, or those on the verge of revenues with significant but focused research and development programs.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of emerging cancer companies, this means that the Fund will invest at least 90% of its assets in emerging cancer companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthSharesTM are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthSharesTM typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthSharesTM on the secondary market, and you may receive less than NAV when you sell HealthSharesTM.

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance information will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthShares(TM) Emerging Cancer Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses:	3.11%
Total Annual Fund Operating Expenses:	3.86%
Less: Expense Reduction/Reimbursement(4)	(3.10)%
Net Annual Operating Expenses(4):	0.76%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .01% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthSharesTM. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$78	$789	$1,630	$3,818

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,139,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,139,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$17,601	$169,750	$349,662	$817,698

HealthSharesTM Enabling Technologies Exchange-Traded Fund

Trading Symbol:	HHV

CUSIP Number:	42226E 78 6

Underlying Index (Symbol):	HealthSharesTM Enabling Technologies Index (HSENAT)

Inception Date:	January 23, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM Enabling Technologies Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM Enabling Technologies Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "enabling technologies" companies by the Index Administrator and therefore are included in the HealthShares(TM) Enabling Technologies Index. An enabling technologies company is a company that provides technology products and/or services that enable and support the discovery, clinical development and manufacturing activities of pharmaceutical and biotechnology companies, including but not limited to, genomics, proteomics and high throughput screening.(1)

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of enabling technologies companies, this means that the Fund will invest at least 90% of its assets in enabling technologies companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $10 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

(1)  Genomics is the field of science that studies the entire DNA sequence of an organism's genome. Proteomics, a term used in the study of genetics, refers to all the proteins expressed by a genome and involves the identification of proteins in the body and the determination of their role in physiological and pathophysiological functions. High throughput screening is an approach for finding new drugs which looks for chemicals that act on a particular enzyme of a molecule.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthSharesTM are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthSharesTM typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthSharesTM on the secondary market, and you may receive less than NAV when you sell HealthSharesTM.

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance information will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthShares(TM) Enabling Technologies Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses:	2.88%
Total Annual Fund Operating Expenses:	3.63%
Less: Expense Reduction/Reimbursement(4)	(2.87)%
Net Annual Operating Expenses(4):	0.76%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .01% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$78	$749	$1,545	$3,632

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $3,127,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $3,127,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$25,269	$235,328	$484,171	$1,136,731

HealthSharesTM European Drugs Exchange-Traded Fund

Trading Symbol:	HRJ

CUSIP Number:	42226E 81 0

Underlying Index (Symbol):	HealthSharesTM European Drugs Index (HSEURD)

Inception Date:	April 3, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM European Drugs Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM European Drugs Index, an index of foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "European drug" companies by the Index Administrator and therefore are included in the HealthSharesTM European Drugs Index. A European drug company is a company headquartered in Europe and quoted on at least one European Stock Exchange that is involved in the research/clinical development/manufacturing/ and commercialization of pharmaceutical products, small molecule/chemical moieties, biologics (proteins, peptides, oligoneucleotides, and cell/gene therapies) and vaccines, in all therapeutic categories, primarily intended for humans.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of European drug companies, this means that the Fund will invest at least 90% of its assets in European drug companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthSharesTM are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthSharesTM typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthSharesTM on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to geographic concentration risk. The Fund will invest all of its assets in the securities of European drug companies and therefore will be impacted by events and conditions impacting the European region to a greater extent than a fund that does not focus its investments in Europe. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a European country could significantly affect the market in that country and in surrounding or related countries.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthSharesTM European Drugs Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.

Operating Expenses are expressed as a percentage of average daily net assets and are based on estimated amounts for the current fiscal year.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.95%
12b-1 Distribution Fee(3):	None
Other Expenses(4):	3.88%
Total Annual Fund Operating Expenses:	4.83%
Less: Expense Reduction/Reimbursement(5)	(3.84)%
Net Annual Operating Expenses(5):	0.99%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  "Other Expenses" are based on estimated amounts for the current fiscal year.

(5)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.95% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .04% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS
$101	$983

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,663,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,663,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS
$27,892	$262,768

HealthSharesTM European Medical Products and Devices Exchange-Traded Fund

Trading Symbol:	HHT

CUSIP Number:	42226E 79 4

Underlying Index (Symbol):	HealthSharesTM European Medical Products and Devices Index (HSEUMP)

Inception Date:	June 1, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM European Medical Products and Devices Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM European Medical Products and Devices Index, an index of foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "European medical products and devices" companies by the Index Administrator and therefore are included in the HealthSharesTM European Medical Products and Devices Index. A European medical products and devices company is a company headquartered in Europe and quoted on at least one European Stock Exchange and is involved in the research, development, manufacture, distribution and commercialization of medical devices and/or products for the treatment or amelioration of human disorders and diseases.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of European medical products and devices companies, this means that the Fund will invest at least 90% of its assets in European medical products and devices companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $10 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthSharesTM are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthSharesTM typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthSharesTM on the secondary market, and you may receive less than NAV when you sell HealthSharesTM.

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to geographic concentration risk. The Fund will invest all of its assets in the securities of European medical products and devices companies and therefore will be impacted by events and conditions impacting the European region to a greater extent than a fund that does not focus its investments in Europe. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a European country could significantly affect the market in that country and in surrounding or related countries.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthSharesTM European Medical Products and Devices Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based on estimated amounts for the current fiscal year.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.95%
12b-1 Distribution Fee(3):	None
Other Expenses(4):	5.21%
Total Annual Fund Operating Expenses:	6.16%
Less: Expense Reduction/Reimbursement(5)	(5.16)%
Net Annual Operating Expenses(5):	1.00%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  "Other Expenses" are based on estimated amounts for the current fiscal year.

(5)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.95% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .05% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthSharesTM. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS
$102	$1,206

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,382,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,382,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS
$25,296	$288,161

HealthSharesTM GI/Gender Health Exchange-Traded Fund

Trading Symbol:	HHU

CUSIP Number:	42226E 85 1

Underlying Index (Symbol):	HealthSharesTM GI/Gender Health Index (HSURGH)

Inception Date:	March 12, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM GI/Gender Health Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM GI/Gender Health Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "GI/Gender health" companies by the Index Administrator and therefore are included in the HealthSharesTM GI/Gender Health Index. A GI/Gender health company is a company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of diseases including gastrointestinal disorders such as gastroesophageal reflux disease, heartburn, irritable bowel syndrome, Crohn's Disease and ulcerative colitis; genitourinary disorders, such as overactive bladder, urge incontinence, stress incontinence and urinary tract infection; and gender health matters including sexual dysfunction (male and female), endometriosis, benign prostatic hyperplasia, prolapsed womb and reproductive health.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of GI/Gender health companies, this means that the Fund will invest at least 90% of its assets in GI/Gender health companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthSharesTM are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthSharesTM typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthSharesTM on the secondary market, and you may receive less than NAV when you sell HealthSharesTM.

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from the NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthSharesTM GI/Gender Health Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses:	4.05%
Total Annual Fund Operating Expenses:	4.80%
Less: Expense Reduction/Reimbursement(4)	(4.01)%
Net Annual Operating Expenses(4):	0.79%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .04% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$81	$953	$1,973	$4,540

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,439,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,439,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$20,674	$233,376	$482,119	$1,108,344

HealthSharesTM Infectious Disease Exchange-Traded Fund

Trading Symbol:	HHG

CUSIP Number:	42226E 70 3

Underlying Index (Symbol):	HealthSharesTM Infectious Disease Index (HSINFD)

Inception Date:	April 3, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM Infectious Disease Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM Infectious Disease Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "infectious disease" companies by the Index Administrator and therefore are included in the HealthSharesTM Infectious Disease Index. An infectious disease company is a company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of infectious diseases related to antibacterial, antifungal and antiviral indications, by means of small molecules, protein therapy and vaccines.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of infectious disease companies, this means that the Fund will invest at least 90% of its assets in infectious disease companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthSharesTM are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthSharesTM typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthSharesTM on the secondary market, and you may receive less than NAV when you sell HealthSharesTM .

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthSharesTM Infectious Disease Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based on estimated amounts for the current fiscal year.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses(4):	4.27%
Total Annual Fund Operating Expenses:	5.02%
Less: Expense Reduction/Reimbursement(5)	(4.23)%
Net Annual Operating Expenses(5):	0.79%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  "Other Expenses" are based on estimated amounts for the current fiscal year.

(5)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .04% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthSharesTM . It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS
$81	$990

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,193,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,193,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS
$18,689	$218,069

HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund

Trading Symbol:	HHM

CUSIP Number:	42226E 80 2

Underlying Index (Symbol):	HealthSharesTM Metabolic-Endocrine Disorders Index (HSMETE)

Inception Date:	March 12, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM Metabolic-Endocrine Disorders Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM Metabolic-Endocrine Disorders Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "metabolic-endocrine disorders" companies by the Index Administrator and therefore are included in the HealthSharesTM Metabolic-Endocrine Disorders Index. A metabolic-endocrine disorders company is a company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of metabolic-endocrine disorders including, but not limited to, diabetes, obesity, Syndrome X, growth deficiency and rare lysosomal disorders.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of metabolic-endocrine disorders companies, this means that the Fund will invest at least 90% of its assets in metabolic-endocrine disorders companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthSharesTM are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthSharesTM typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthSharesTM on the secondary market, and you may receive less than NAV when you sell HealthSharesTM .

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthSharesTM Metabolic-Endocrine Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses:	4.17%
Total Annual Fund Operating Expenses:	4.92%
Less: Expense Reduction/Reimbursement(4)	(4.13)%
Net Annual Operating Expenses(4):	0.79%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .04% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthSharesTM . It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$81	$973	$2,015	$4,627

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,376,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,376,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$20,166	$232,183	$479,769	$1,100,469

HealthSharesTM Neuroscience Exchange-Traded Fund

Trading Symbol:	HHN

CUSIP Number:	42226E 87 7

Underlying Index (Symbol):	HealthSharesTM Neuroscience Index (HSNEUR)

Inception Date:	March 12, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM Neuroscience Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM Neuroscience Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "neuroscience" companies by the Index Administrator and therefore are included in the HealthSharesTM Neuroscience Index. A neuroscience company is a company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of neurological and psychiatric disorders including, but not limited to, Alzheimer's, Parkinson's, Huntington's, schizophrenia, anxiety, depression, epilepsy, pain and sleep disorders.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of neuroscience companies, this means that the Fund will invest at least 90% of its assets in neuroscience companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthSharesTM are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthSharesTM typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthSharesTM on the secondary market, and you may receive less than NAV when you sell HealthSharesTM.

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthSharesTM Neuroscience Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses:	4.25%
Total Annual Fund Operating Expenses:	5.00%
Less: Expense Reduction/Reimbursement(4)	(4.21)%
Net Annual Operating Expenses(4):	0.79%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .04% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthSharesTM. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$81	$986	$2,043	$4,685

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,183,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,183,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$18,609	$216,345	$447,028	$1,023,735

HealthShares(TM) Ophthalmology Exchange-Traded Fund

Trading Symbol:	HHZ

CUSIP Number:	42226E 60 4

Underlying Index (Symbol):	HealthSharesTM Ophthalmology Index (HSOPTH)

Inception Date:	March 12, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM Ophthalmology Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM Ophthalmology Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "ophthalmology" companies by the Index Administrator and therefore are included in the HealthSharesTM Ophthalmology Index. An ophthalmology company is a company involved in the research, clinical development and/or commercialization of therapeutic agents by means of pharmaceuticals, medical devices or biomaterials for the treatment of various diseases of the eye including, but not limited to, age-related macular degeneration, dry-eye, diabetic macular edema, glaucoma, presbyopia and myopia.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will typically invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of ophthalmology companies, this means that the Fund will invest at least 90% of its assets in ophthalmology companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences or biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthSharesTM are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthSharesTM typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthSharesTM on the secondary market, and you may receive less than NAV when you sell HealthSharesTM.

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthShares(TM) Ophthalmology Exhange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses:	4.11%
Total Annual Fund Operating Expenses:	4.86%
Less: Expense Reduction/Reimbursement(4)	(4.07)%
Net Annual Operating Expenses(4):	0.79%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .04% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$81	$963	$1,994	$4,584

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,383,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,383,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$20,222	$230,454	$476,132	$1,093,344

HealthShares(TM) Orthopedic Repair Exchange-Traded Fund

Trading Symbol:	HHP

CUSIP Number:	42226E 82 8

Underlying Index (Symbol):	HealthSharesTM Orthopedic Repair Index (HSORTR)

Inception Date:	July 13, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM Orthopedic Repair Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM Orthopedic Repair Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "orthopedic repair" companies by the Index Administrator and therefore are included in the HealthSharesTM Orthopedic Repair Index. An orthopedic repair company is a company involved in the manufacturing, distribution, and commercialization of medical devices, pharmaceuticals and regenerative medicine for the treatment of bone, cartilage, tendon, muscle, ligament, maxillofacial and dental elements, excluding periodontal and skin conditions or disorders.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of orthopedic repair companies, this means that the Fund will invest at least 90% of its assets in orthopedic repair companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $20 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthSharesTM are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthSharesTM typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthSharesTM on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance information will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthSharesTM Orthopedic Repair Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based on estimated amounts for the current fiscal year.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses(4):	5.97%
Total Annual Fund Operating Expenses:	6.72%
Less: Expense Reduction/Reimbursement(5)	(5.91)%
Net Annual Operating Expenses(5)	0.81%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  "Other Expenses" are based on estimated amounts for the current fiscal year.

(5)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .06% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS
$83	$1,274

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,638,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,638,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS
$22,815	$337,105

HealthShares(TM) Patient Care Services Exchange-Traded Fund

Trading Symbol:	HHB

CUSIP Number:	42226E 84 4

Underlying Index (Symbol):	HealthSharesTM Patient Care Services Index (HSPACS)

Inception Date:	January 23, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM Patient Care Services Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM Patient Care Services Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "patient care services" companies by the Index Administrator and therefore are included in the HealthSharesTM Patient Care Services Index. A patient care services company is a company involved in providing direct treatment of patients in hospitals, outpatient clinics, nursing homes, assisted living centers, treatment facilities or home health providers and the companies involved in providing supplies and services to these facilities.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of patient care services companies, this means that the Fund will invest at least 90% of its assets in patient care services companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $350 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthSharesTM are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthSharesTM typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthSharesTM on the secondary market, and you may receive less than NAV when you sell HealthSharesTM.

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance information will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthSharesTM Patient Care Services Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses:	2.85%
Total Annual Fund Operating Expenses:	3.60%
Less: Expense Reduction/Reimbursement(4)	(2.84)%
Net Annual Operating Expenses(4):	0.76%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .01% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$78	$744	$1,534	$3,607

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,570,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,570,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$20,946	$192,259	$395,247	$928,112

HealthShares(TM) Respiratory/Pulmonary Exchange-Traded Fund

Trading Symbol:	HHR

CUSIP Number:	42226E 20 8

Underlying Index (Symbol):	HealthSharesTM Respiratory/Pulmonary Index (HSRESP)

Inception Date:	March 12, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM Respiratory/Pulmonary Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM Respiratory/Pulmonary Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "respiratory/pulmonary" companies by the Index Administrator and therefore are included in the HealthShares(TM) Respiratory/Pulmonary Index. A respiratory/pulmonary company is a company involved in the research/development and/or commercialization of therapeutic agents treating various respiratory and/or pulmonary diseases including, but not limited to, asthma, chronic obstructive pulmonary disease, emphysema, tuberculosis and pulmonary arterial hypertension.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of respiratory/pulmonary companies, this means that the Fund will invest at least 90% of its assets in respiratory/pulmonary companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthShares(TM) are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthSharesTM.

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance information will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses:	3.89%
Total Annual Fund Operating Expenses:	4.64%
Less: Expense Reduction/Reimbursement(4)	(3.85)%
Net Annual Operating Expenses(4):	0.79%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .04% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$81	$926	$1,916	$4,422

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,578,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,578,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$21,795	$239,646	$494,882	$1,141,055

HealthShares(TM) Composite Exchange-Traded Fund

Trading Symbol:	HHQ

CUSIP Number:	42226E 76 0

Underlying Index (Symbol):	HealthSharesTM Composite Index (HSCOMP)

Inception Date:	March 12, 2007

Investment Objective

The Fund seeks to track the performance, before fees and expenses, of the HealthSharesTM Composite Index.

Principal Investment Strategies

The Fund employs a "passive management" investment strategy designed to track the performance of the HealthSharesTM Composite Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been included in the HealthSharesTM Autoimmune-Inflammation Index, the HealthSharesTM Cancer Index, the HealthSharesTM Cardio Devices Index, HealthSharesTM Cardiology Index, the HealthShares(TM) Dermatology and Wound Care Index, the HealthShares(TM) Diagnostics Index, the HealthSharesTM Emerging Cancer Index, the HealthSharesTM Enabling Technologies Index, the HealthShares(TM) GI/Gender Health Index, the HealthSharesTM Infectious Disease Index, the HealthSharesTM Metabolic-Endocrine Disorders Index, the HealthSharesTM Neuroscience Index, the HealthSharesTM Ophthalmology Index, the HealthSharesTM Orthopedic Repair Index, the HealthSharesTM Patient Care Services Index and the HealthSharesTM Respiratory/Pulmonary Index (collectively, the "Composite Eligible Indexes") by the Index Administrator and therefore are included in the HealthSharesTM Composite Index. The HealthSharesTM Composite Index will consist of stocks of the 80 largest companies by market capitalization taken from the top five companies in market capitalization from each of the Composite Eligible Indexes, arranged in alphabetical order. In the event a company is selected from more than one Index, it shall be included in the Composite Index only from the first alphabetical Index in which it appears and will be replaced in later alphabetical Indices by the next largest company by market capitalization.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the securities that make up the Underlying Index, holding each security in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in securities of the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $20 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

Principal Risks

The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information About the Funds, Their Principal Strategies and Related Risks" below.

•  The Fund is subject to stock market risk, which is the risk that stock prices will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods of time. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

•  The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

•  The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends – for better or for worse – on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The healthcare sector is also subject to government regulation and approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

•  The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

•  The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than large-capitalization stocks.

•  The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

•  The Fund is subject to market price risk, which is the risk associated with the fact that HealthSharesTM are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthSharesTM typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthSharesTM.

•  The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•  The Fund is subject to secondary market risk. Although HealthSharesTM are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of HealthSharesTM on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if HealthSharesTM are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•  The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

Performance Information

Performance information will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the HealthSharesTM Composite Exchange-Traded Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies(1)
Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Advisory Fee(2):	0.75%
12b-1 Distribution Fee(3):	None
Other Expenses:	3.89%
Total Annual Fund Operating Expenses:	4.64%
Less: Expense Reduction/Reimbursement(4)	(3.85)%
Net Annual Operating Expenses(4):	0.79%

(1)  An investor purchasing or redeeming Creation Units of the Fund will pay a transaction fee to the Fund. The minimum Transaction Fee is $500, although the fee may vary and is expected to be approximately $1,500 for the Fund. See "Creation Unit Purchase and Redemption Transaction Fees" below. In addition, an investor buying or selling shares of the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

(2)  The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".

(3)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made until at least January 31, 2009.

(4)  The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.75% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. During the fiscal period, the Fund incurred .04% of expenses not covered under the Expense Cap.

The Fund sells and redeems HealthSharesTM only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARESTM IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthSharesTM. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$81	$926	$1,916	$4,422

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Creation Unit Purchase and Redemption Transaction Fees

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 100,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A minimum Creation Unit transaction fee of $500 is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired. The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC. There is no maximum transaction fee level. Based on the current composition of the Index and the manner at which Creation Unit purchases and redemptions are expected to settle, it is presently expected that the applicable Creation Unit purchase/redemption fee will be $1,500. The value of a Creation Unit of the Fund, as of September 30, 2007, was approximately $2,786,000. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,786,000, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$25,473	$260,900	$536,729	$1,235,038

Additional Information About the Funds, Their Principal Strategies and Related Risks

The following section provides more information about the Funds, the Underlying Indexes and the principal investment strategies and risks that are common to each Fund.

Additional Investment Strategies

Under normal circumstances, each Fund will invest at least 90% of its assets in securities of the Underlying Index, or in ADRs or GDRs based on securities of international companies in the Underlying Index. Because each Underlying Index, with the exception of HealthSharesTM Composite Index, is comprised only of stocks as indicated by its name (e.g., only "diagnostics" companies are contained in the HealthSharesTM Diagnostics Index), this means that each Fund will invest at least 90% of its assets in such companies. The Funds will provide shareholders with at least 60 days' notice of any change in these policies. The HealthSharesTM Composite Exchange-Traded Fund will invest at least 90% of its assets in companies contained in the Composite Eligible Indices. Each Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents such as money market instruments (subject to applicable limitations of the 1940 Act). Each Fund's investment objective is fundamental and may not be changed without a shareholder vote.

In addition to the Funds' principal investment strategies, each Fund may, from time to time, use certain other strategies or engage in certain other investment practices that are not principal strategies. For example, from time to time, the Funds may engage in securities lending and may invest in investment-grade debt securities (i.e., debt obligations classified within the four highest ratings of a nationally recognized statistical rating organization such as Moody's Investors Service ("Moody's") or Standard & Poor's ("S&P") or, if unrated, determined by the Advisor to be of comparable quality). Each Fund may also hold cash and/or invest a portion of its assets in U.S. Government securities, high-quality money market instruments and repurchase agreements collateralized by the foregoing obligations. These other investments and strategies are described in detail in the Funds' Statement of Additional Information.

More Information About the Funds' Principal Risks

Index Risk. The Funds employ a "passive management" or indexing investment approach. Each Fund attempts to track the investment performance of its Underlying Index. Whenever practicable, each Fund uses the replication method as its primary strategy, meaning that it holds the same securities, in approximately the same proportions, as the securities in the Underlying Index, regardless of their investment merit. Because each Fund is a passively managed index fund, the Advisor does not attempt to analyze individual companies or to quantify, manage or control the risks associated with investing in individual companies or in a portfolio that replicates the Underlying Index. Although index funds, by their nature, tend to be tax-efficient investment vehicles, tax ramifications are not considered in the passive management of index funds like the Funds. This risk is known as Index Risk.

Index Sampling Risk. From time to time, regulatory constraints or other considerations may prevent a Fund from replicating precisely an Underlying Index. This may occur for a number of reasons. For example, the Funds are taxed as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and the Code imposes certain percentage limitations applicable to investments by regulated investment companies. To the extent a strict application of the replication methodology would result in a violation of the Code, the Fund would be prevented from replicating the Underlying Index. Similarly, other regulatory constraints, such as limitations on the ability of a Fund to invest more than a certain percentage in illiquid securities, may also prevent the Fund from precisely replicating an Underlying Index. In other circumstances, the Advisor may determine for other reasons to invest a portion of a Fund's assets in securities not included in an Underlying Index. In each of these circumstances, the Advisor will employ a strategy known as "sampling" whereby the Fund will invest in securities that, in the aggregate, are deemed by the Advisor to approximate the Underlying Index in terms of key characteristics. To the extent the Fund employs a sampling strategy, it is subject to index sampling risk, which is the risk that the securities selected by the Advisor pursuant to this strategy may not, in fact, provide investment performance that closely tracks the Underlying Index.

Stock Market Risk. The Funds are subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

Sector Risk. Each Fund is subject to sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Because each Fund invests all, or substantially all, of its assets in the healthcare, life sciences and biotechnology sectors, it is subject to the risks associated with investing in those sectors. Companies in the healthcare industry are, generally, subject to significant government regulation and are required to obtain government approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. The costs of providing healthcare services may increase as a result of, among other factors, changes in medical technology and increased labor costs.

Additionally, a number of legislative proposals concerning healthcare have been introduced in the U.S. Congress in recent years or have been reported to be under consideration. These proposals span a wide range of topics, including cost controls, national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. Any of these proposals, if enacted, may have an adverse effect on the healthcare industry.

The biotechnology sector of the healthcare industry faces certain additional risks. Biotechnology and pharmaceutical companies need to price drugs to cover costs. Increased competition, managed care, larger provider networks and a planned Medicare program may make it difficult to raise prices, and in fact, may result in price discounting. The sector is also subject to costs arising out of its regulation by the Food and Drug Administration ("FDA"). Before any drug or medical device can be sold, it must receive FDA approval. The process to obtain FDA approval has historically been long and costly, and it is becoming increasingly difficult to recoup these costs. Additional expenses may arise from the cost of expensive liability insurance due to the fact that biotechnology companies face the risk of large product liability suits.

Furthermore, the biotechnology industry is an emerging growth industry, and therefore biotechnology companies may be thinly capitalized and more volatile than companies with greater capitalization. Companies in this sector generally need to retain earnings to finance their expansion, and as a result, no dividends may be paid. Additional capital may be required to market new products on a commercial basis. Biotechnology companies may be dependent for their revenues on only a few products, and may depend on their competitors to produce and market their products. These companies are therefore susceptible to product obsolescence, a common problem in a rapidly developing area like biotechnology.

Pharmaceutical companies must devote a large amount of capital to research and development and marketing to remain competitive. If new drugs are not approved, or new applications are not found for existing drugs, profits may be adversely impacted. Manufacturers of medical devices face unusual costs because they must follow the "Good Manufacturing Practices" ("GMP") regulation which provides detailed guidance on designing, manufacturing, testing, packaging, storing and installing devices as well as the required recordkeeping.

Investment Style Risk. Each Fund invests across large-, mid-, and small-capitalization healthcare, life sciences and biotechnology stocks, depending on the composition of the Underlying Index. The Advisor makes no effort to manage the capitalization exposure of the Fund's portfolio. The Index Methodology with respect to each Underlying Index, however, generally requires a minimum capitalization of at least $100 million (the Patient Care Services Index requires a greater minimum market capitalization than $100 million). From time to time, depending on the construction of the Underlying Index, a Fund may invest a substantial portion of its assets in small- and medium-size healthcare, life sciences and biotechnology companies. Such investments entail greater risk than investments in larger, more established companies. Small- and medium-size companies in these industries often have narrower markets and more limited managerial and financial resources than larger, more established healthcare, life sciences and biotechnology companies. Some of these companies may have incurred significant net losses since commencing operations and many companies may not achieve profitability from developing these products for years, if at all. Even after a company begins selling its products, losses could continue to increase as a result of ongoing research and development and clinical trial expenses, as well as increased manufacturing, sales and marketing expenses. These losses, among other things, could significantly increase the volatility of a Fund's assets and adversely affect the NAVs of the Funds. As a result of these risks and uncertainties, an investor may lose some or all of his investment in the Funds.

Small- and medium-size companies in the healthcare, life sciences and biotechnology sectors may be subject to acquisition by various large-size companies in the same or related sectors which may significantly impact the stock prices of such companies and, in turn, adversely affect the NAVs of the Funds.

Non-diversified Status. Each Fund is not "diversified" within the meaning of the 1940 Act. This means that, compared with "diversified" funds, each Fund may invest a relatively greater portion of its assets in any single issuer. As a result, a Fund may be more susceptible to negative developments affecting a single issuer.

Foreign Securities Risks. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments may not be subject to uniform accounting, auditing, and financial-reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for foreign custodial arrangements may be higher than expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. Investments in foreign securities denominated in foreign currencies involve additional risks, including: (i) each Fund may incur substantial costs in connection with conversions between various currencies; (ii) only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets; and (iii) securities transactions undertaken in some foreign markets may not be settled promptly so that the Funds' investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Expropriation Risk. Foreign governments may expropriate the Funds' investments either directly by restricting the Funds' ability to sell a security or imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Funds' investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Funds to pursue and collect a legal judgment against a foreign government.

Geographic Concentration and Emerging Market Risk. Because the HealthShares(TM) Asian Health Exchange-Traded Fund, the European Drugs Exchange-Traded Fund and the European Medical Devices and Products Exchange-Traded Fund will invest all of their assets in the securities of a single region and may invest a significant portion of its assets in the securities of a single foreign country, such Funds will be impacted by events or conditions affecting that country or region to a greater extent than a fund that did not focus its investments in a single region or country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. For the HealthShares(TM) Asian Health Exchange-Traded Fund, the Asian economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. The HealthShares(TM) Asian Health Exchange-Traded Fund is also subject to risk particular to its investments in Japan. The Japanese economy has only recently emerged from a prolonged economic downturn. Certain of the countries in which the Fund may invest may be considered to be emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries.

Derivatives Risk. Each Fund may invest, to a limited extent, in derivatives. Derivatives may involve risks different from, and possibly greater than, those of traditional investments. To track their Underlying Indexes as closely as possible, the Funds attempt to remain fully invested in stocks. The Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject a Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. Losses (or gains) involving futures can sometimes be substantial – in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a Fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset). The Funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

Market Price Risk. The market price of shares of the Funds may differ from each Fund's NAV. HealthSharesTM are listed for trading on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of HealthSharesTM typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthSharesTM on the secondary market, and you may receive less than NAV when you sell HealthSharesTM.

The market price of HealthSharesTM, like the price of any exchange-traded security, includes a "bid-asked spread" charged by the exchange specialist and other market-makers that cover the particular security. While the Fund cannot predict, and does not control, whether or when HealthSharesTM will trade at a premium or a discount to NAV, it is likely that in times of severe market disruption, the bid-asked spread will increase significantly and HealthSharesTM would most likely be traded at a discount to NAV. In addition, any discount is likely to be greatest when the price of HealthSharesTM is falling fastest – and this may be the time that you most want to sell your HealthSharesTM. The Funds' website at http://www.healthsharesinc.com will show the prior day's closing NAV and closing market price for the Funds' shares. In addition, the Funds' website will contain the following information, on a per share basis, for each Fund: (a) the prior business day's net asset value and the Bid/Ask Price and a calculation of the premium or discount of the Bid/Ask Price at the time of calculation of the net asset value against such net asset value; and (b) data in chart format displaying the frequency distribution of discounts and premiums of the daily Bid/Ask Price against the net asset value, within appropriate ranges, for each of the four previous calendar quarters. In addition, the Funds' website and the "Supplemental Information" section of this Prospectus contain information regarding the premiums and discounts at which shares of the Funds have traded.

Secondary Market Risk. An active secondary market for HealthSharesTM may not exist. Although HealthSharesTM are listed on NYSE Arca, it is possible that an active trading market may not be maintained. In addition, trading in HealthSharesTM on NYSE Arca will be halted whenever trading in equity securities generally is halted by the activation of market-wide "circuit breakers," which are tied to large decreases in the Dow Jones Industrial Average. Trading of HealthSharesTM also will be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange, or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors. If trading is halted, eligible investors (see below) will still be able to purchase Creation Units of the Funds directly and redeem such units with the Funds. If HealthShares(TM) are delisted from NYSE Arca, the Company will consider what appropriate action to take, which may include, among other things, seeking to list HealthShares(TM) on another national securities exchange, converting the Fund to a traditional mutual fund, or redeeming the Shares at NAV.

SHARES OF THE FUNDS ARE NOT INDIVIDUALLY REDEEMABLE. They can be redeemed with the issuing Fund directly at NAV only in large lots known as Creation Units. You would incur brokerage costs in purchasing enough shares of the Fund to constitute a Creation Unit.

More Information About the Underlying Indexes

Each Underlying Index was created and developed by XShares Group based on its own proprietary intellectual model. In developing each Underlying Index, XShares Group has established specific characterization/inclusion/exclusion criteria governing the stocks that are included in each Underlying Index. XShares Group has engaged QED International Associates, Inc. as the index administrator (the "Index Administrator") to maintain each Underlying Index based on this criteria. Each Underlying Index is generally reconstituted on a quarterly basis. Decisions regarding additions to, and removals from, each individual Underlying Index are made by the Index Administrator, on a quarterly basis, in its sole discretion. See "Additional Information About the Underlying Index and the Index Administrator" in the Statement of Additional Information.

When determining the composition of each Underlying Index, the Index Administrator relies on many sources of information, including information obtained from the BioCentury and MedTrack databases. The BioCentury and MedTrack databases are independent, generally available databases that provide a vast amount of data for healthcare, life sciences and biotechnology companies, including information regarding products, clinical trials, pipeline development, patent and other information.

The Advisor has engaged BNY Investment Advisers (the "Sub-Advisor") for the day-to day-management of the Funds. See "Sub-Advisor" below. The Sub-Advisor will generally employ only the replication method in adjusting the Funds' portfolios in response to changes in the Underlying Index. The Advisor will provide oversight over the Sub-Advisor, which involves reviewing the portfolio of securities of each Fund against its respective Underlying Index, assisting in resolving any pricing issues and assisting in the development of trading strategies. To the extent that it is necessary to employ a sampling strategy with respect to a Fund's portfolio, the Advisor, and not the Sub-Advisor, will generally be responsible for determining which securities to invest in as part of that strategy. The Funds are not actively managed and the actions of the Advisor and the Sub-Advisor will not result in the active management of the Funds. The service marks of each Underlying Index are the service marks of the Advisor. The Advisor has licensed the use of these service marks to the Company in connection with its use by the Funds.

Each Fund reserves the right to substitute a different index for the Underlying Index if the Underlying Index is discontinued, if the Index Creator's arrangements with the Advisor relating to the use of the Underlying Indexes is terminated, or for any other reason determined in good faith by the Funds' Board of Directors. If the Index Creator's arrangements with the Advisor relating to the use of the Underlying Indexes are terminated, the Company will take whatever action is deemed to be in the best interests of the Funds' shareholders and the shareholders will be provided with advance written notice of such action.

How are HealthsharesTM Different from Traditional Mutual Fund Shares?

Traditional mutual fund shares are issued by, and redeemed from, a fund at any time for cash at the shares' net asset value ("NAV"). NAV is typically calculated only once a day and reflects a fund's total assets, less its liabilities, divided by the number of shares it has outstanding. In determining the value of its assets, a traditional mutual fund typically values its underlying securities as of the close of trading on the New York Stock Exchange. As a result, no matter what time during the day an investor in a traditional mutual fund places an order to purchase or redeem shares, that investor's order will be priced at that fund's NAV determined as of the close of trading of the New York Stock Exchange. Traditional mutual fund shares may be purchased from the fund directly by the shareholder or through a financial intermediary.

In contrast, HealthSharesTM cannot be purchased from, or redeemed by, the issuing Fund except by or through a Participating Organization (defined below), and then only for an in-kind basket of securities. An organized secondary market is expected to exist for HealthSharesTM, unlike traditional mutual fund shares, because HealthSharesTM are listed for trading on NYSE Arca. As a result, investors can purchase and sell HealthSharesTM on the secondary market through a broker. Secondary-market transactions do not take place at NAV but at market prices that change throughout the day, based on the supply of, and demand for, HealthSharesTM. Shareholders will also incur typically brokerage and transaction costs when buying or selling HealthSharesTM on the secondary market.

Although the market price of HealthSharesTM typically approximates its NAV, there may be times when the market price and the NAV differ, so you may receive more or less than NAV when you sell your HealthSharesTM on the secondary market. Also, it is possible that an active trading market may not be maintained.

Buying and Selling Fund Shares

Buying and Selling Shares on the Secondary Market

Shares can be bought or sold throughout the trading day like shares of any publicly traded security. To buy or sell HealthSharesTM you must have a brokerage account. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. The price at which you buy or sell Fund shares (i.e., the market price) may be more or less than the NAV of the shares. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of Fund shares you must buy.

HealthSharesTM are listed on NYSE Arca. NYSE Arca is generally open Monday through Friday and is closed for weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Buying Shares Directly From a Fund

You can purchase shares directly from a Fund only in Creation Units or multiples thereof. Each Fund issues Creation Units in blocks of 100,000 shares.* For any particular Fund, the number of Fund shares in a Creation Unit will not change over time, except in the event that the Fund splits or revalues its shares. The Funds will not issue fractional Creation Units. Creation Units may be purchased only in exchange for a basket of securities – known as the In-Kind Creation Basket and cash equal to the Cash Component, as discussed further below. The Funds reserve the right to reject any purchase request at any time, for any reason, and without notice. The Funds can stop selling shares or postpone payment of redemption proceeds at times when NYSE Arca is closed or under any emergency circumstances as determined by the SEC.

To purchase shares directly from a Fund, you must be a Participating Organization or you must purchase through a broker that is a Participating Organization. A Participating Organization is a participant of the Continuous Net Settlement System of the NSCC or the Depository Trust Company ("DTC") that has executed a Participant Agreement with the Fund's distributor. The Distributor will provide a list of Participating Organizations upon request. Because Creation Units can be purchased or redeemed only in exchange for a basket of securities likely to cost millions of dollars, it is expected that only a limited number of institutional investors will purchase and redeem shares directly with the Funds. Thus, certain information in this Prospectus (e.g., information about purchasing and redeeming HealthSharesTM directly from a Fund and references to transaction fees imposed on purchases and redemptions of Creation Units) is not relevant to most retail investors. These arrangements are designed to protect shareholders of the Funds from the potentially adverse effects that may be caused by the need to make frequent purchases and sales of portfolio securities as a result of cash inflows and outflows, as experienced in a traditional mutual fund. For example, in a traditional mutual fund, redemptions can result in adverse tax consequences on non-redeeming taxable shareholders because the mutual fund must sell portfolio securities to raise cash to pay redemptions. These sales may generate taxable capital gains which are then distributed to all shareholders, including non-redeeming shareholders. In contrast, the in-kind redemption mechanism of the Funds will enable the Funds to meet redemption

*Except for the Asian Health Exchange-Traded Fund which issues and redeems shares only in lots of 200,000 shares.

requests without the need to sell portfolio securities and, as a result, redemptions from the Funds will generally not have any tax impact on the non-redeeming shareholders. EXCEPT WHEN AGGREGATED IN CREATION UNITS, HEALTHSHARESTM ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

•  In-Kind Creation Basket. On each business day, prior to the opening of trading on NYSE Arca, the Funds' Advisor will post on the NSCC bulletin board the In-Kind Creation Basket for each Fund for that day. The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to the Fund for each Creation Unit purchased. Each Fund reserves the right to accept a nonconforming creation basket.

•  Cash Component. In addition to the in-kind deposit of securities, you will either pay to, or receive from, the Fund an amount of cash (the Balancing Amount) equal to the difference between the NAV of a Creation Unit and the value of the securities in the creation basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. The Funds' Advisor will publish, on a daily basis, information about the previous day's Balancing Amount. You also must pay a transaction fee, described below, in cash. The Balancing Amount and the transaction fee, taken together, are referred to as the Cash Component.

•  Placement of Purchase Orders. All purchase orders must be placed through a Participating Organization. Purchase orders will be processed either through a manual clearing process run by DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Participating Organizations that do not use the NSCC's enhanced clearing process will be charged a higher transaction fee (discussed below). A purchase order must be received by the Fund's Distributor prior to the close of regular trading on NYSE Arca (generally 4:00 p.m., Eastern Time) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order for you to receive the NAV determined on that day.

•  Transaction Fee on Purchase of Creation Units. The Funds impose a transaction fee on each purchase of Creation Unit. The level of the fee is variable and will depend on the number of securities in the Creation Unit purchase or redemption basket and on whether the transaction is effected through the NSCC's enhanced clearing process or through the manual DTC clearing process. For transactions effected through the NSCC enhanced clearing process, the fee is typically $5 per security with a minimum charge of $500, increasing in increments of $500 with no maximum charge. For transactions effected through the manual DTC closing process, the fee is typically $15 per security, with a minimum of $500, increasing in increments of $500 with no maximum charge. Investors permitted to tender a nonconforming creation basket would be subject to an additional charge commensurate with the cost to the Fund. The transaction fee is paid to the Fund, not to the distributor, the Advisor or a third party. The fee protects existing shareholders of the Fund from the costs associated with issuing Creation Units.

Shares of the Funds are held in book entry form, which means that no stock certificates are issued. The DTC, or its nominee, will be the registered owner of all outstanding shares of the Fund. Your beneficial ownership of shares will be shown on the records of DTC or its participants through which you hold the shares. Neither the Advisor nor the Distributor will have any record of your ownership. Therefore, to exercise any right as an owner of shares, you must rely on the procedures of DTC and its participants. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the Fund whose shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

Redeeming Shares Directly From a Fund

You may redeem shares of the Funds only in Creation Units or multiples thereof. To redeem shares directly with a Fund, you must be a Participating Organization or you must redeem through a broker that is a Participating Organization. Units may be redeemed only in exchange for a basket of securities – known as the In-Kind Redemption Basket and cash equal to the Cash Component, as discussed further below.

•  In-Kind Redemption Basket. Redemption proceeds will be paid in kind with a basket of securities known as the In-Kind Redemption Basket. In most cases, the In-Kind Redemption basket will be the same as the In-Kind Creation Basket for that same day. There will be times, however, when the creation and redemption baskets differ. The composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board. Each Fund reserves the right to honor a redemption request with a nonconforming redemption basket, with the consent of the redeeming investor.

•  Cash Component. Depending on whether the NAV of a Creation Unit is higher or lower than the value of the redemption securities, you will either receive from or pay to the Fund a Balancing Amount in cash. If you are due to receive a Balancing Amount, the amount you actually receive will be reduced by the amount of the applicable transaction fee. You also must pay a transaction fee, described below, in cash. The Balancing Amount and the transaction fee, taken together, are referred to as the Cash Component.

•  Placement of Redemption Orders. As with purchases, redemptions must be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by the distributor prior to the close of regular trading on NYSE Arca on that date, and if all other procedures set forth in the Participant Agreement are followed.

•  Transaction Fee on Redemption of Creation Units. The Funds impose a transaction fee on each redemption of Creation Units. The amount of the transaction fee on redemptions effected through the NSCC and the DTC, and on nonconforming redemptions, is the same as the fee imposed on comparable purchases (see previous section). As with the transaction fee on purchases, the transaction fee on redemptions is paid to the Fund, not to the Advisor, the distributor or a third party. The fee protects existing shareholders of the Fund from the costs associated with redeeming Creation Units.

You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because new Fund shares may be issued on an ongoing basis, a "distribution" of Fund shares could be occurring at any time. Certain activities that you perform as a dealer could, depending on the circumstances, result in you being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the "Securities Act"). For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing Fund, break them down into the constituent Fund shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary-market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not "underwriters" but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Fund shares as part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. The acquisition of Fund shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. Pursuant to an exemptive order issued by the Securities and Exchange Commission and applicable to the Funds, other registered investment companies, particularly registered investment companies such as mutual funds are permitted to invest in the Funds beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Funds regarding the terms of the investment.

Exchanges

Shares of one Fund may not be exchanged for shares of another Fund.

Frequent Trading

Unlike frequent trading of shares of traditional open-end mutual funds (i.e., not exchange-traded), frequent trading of shares of the Funds on the secondary market does not disrupt portfolio management, increase the Funds' trading costs, lead to realization of capital gains, or otherwise harm fund shareholders because these trades do not involve the Funds directly. A few institutional investors are authorized to purchase and redeem the Funds' shares directly with the Funds. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects (noted above) that may result from frequent cash trades. Moreover, each Fund imposes transaction fees on in-kind purchases and redemptions of the Fund to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund's trading costs increase in those circumstances. For these reasons, the Board of Directors has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Funds.

Portfolio Turnover Rate

The Funds are passively managed to their Underlying Indexes and may sell securities regardless of how long they have been held in order to replicate its Underlying Index. In some cases, a Fund's annual turnover rate may exceed 100%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to a Fund, the Fund's distributions of taxable income and gains may increase.

Distribution and Service Plan

Each Fund has adopted a Distribution and Service Plan (the "Rule 12b-1 Plan") pursuant to which each Fund may pay financial intermediaries a fee of up to .25% of its average daily net assets for distribution and other services provided by that intermediary in accordance with the terms of the Rule 12b-1 Plan. The Board of Directors has determined that no payments will be made by the Funds under the Rule 12b-1 Plan until at least January 31, 2009. If such fees are paid in the future, they would increase the costs associated with your investments in the Funds and decrease each Fund's NAV because these fees are paid by the Funds. These fees, if paid in the future, would be paid out of the Funds' assets on an on-going basis, and therefore, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Portfolio Holdings

Each Fund publicly disseminates its full portfolio holdings each day the Funds are open for business through its internet web site at http://www.healthsharesinc.com. Each Fund may terminate or modify this policy at any time without further notice to shareholders. In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which are delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the open of NYSE Arca via the NSCC. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Statement of Additional Information.

Fund Management

Investment Advisor

XShares Advisors LLC, a Delaware limited liability company, serves as investment advisor to the Funds with overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds' Board of Directors. Under the Investment Advisory Agreement, the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

For the services it provides to the Funds, the Advisor receives a unified management fee based on a percentage of the daily net assets of each Fund. The management fee is calculated daily and paid monthly in arrears. Out of the management fee, the Advisor pays all fees and expenses of the Sub-Advisor, Transfer Agent, the Administrator and Accounting Agent and the Custodian. The Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), fees and expenses of the Chief Compliance Officer and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Fund with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement. The Advisor is responsible for payment of the Sub-Advisory fee, as discussed below.

The Advisor is located at 420 Lexington Avenue, New York, New York 10170. The Advisor's parent company is XShares Group LLC, the creator of the Underlying Indexes. For its services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Advisor a fee equal to 0.75% of each Fund's average daily net assets (except for the Asian Health Exchange-Traded Fund, the European Drugs Exchange-Traded Fund, and the European Medical Products and Devices Exchange-Traded Fund, each of which pay the Advisor a fee equal to 0.95% of each of their average daily net assets).

The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding, among other things, Acquired Fund Fees, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit each Fund's Net Annual Operating Expenses to 0.75% of the Fund's average net assets (0.95% for the HealthSharesTM Asian Health Exchange-Traded Fund, the HealthSharesTM European Drugs Exchange-Traded Fund, and the HealthSharesTM European Medical Products and Devices Exchange-Traded Fund) (the

"Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

Sub-Advisor

BNY Investment Advisors ("BNY"), a separate identifiable division of The Bank of New York Mellon, a New York State banking corporation, having its principal office and place of business at 200 Park Avenue, New York 10166, acts as investment sub-advisor to the Funds. Pursuant to a Sub-Advisory Agreement between the Advisor and BNY, BNY is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds' Board of Directors. In this regard, BNY is responsible for implementing the replication strategy for each Fund with regard to its Underlying Index and for general administration, compliance and management services as may be agreed between the Advisor and BNY from time to time. BNY has substantial prior experience in acting as sub-advisor to ETFs.

In accordance with the terms of the Sub-Advisory Agreement, the Advisor pays BNY, out of its own resources, a fee based on a percentage of the average daily net assets of each of the following HealthSharesTM Funds (the "Domestic Funds"):

Autoimmune-Inflammation Exchange-Traded Fund,

Cancer Exchange-Traded Fund,

Cardio Devices Exchange-Traded Fund,

Cardiology Exchange-Traded Fund,

Dermatology and Wound Care Exchange-Traded Fund,

Diagnostics Exchange-Traded Fund,

Emerging Cancer Exchange-Traded Fund,

Enabling Technologies Exchange-Traded Fund,

GI/Gender Health Exchange-Traded Fund,

Infectious Disease Exchange-Traded Fund,

Metabolic-Endocrine Disorders Exchange-Traded Fund,

Neuroscience Exchange-Traded Fund,

Ophthalmology Exchange-Traded Fund,

Orthopedic Repair Exchange-Traded Fund,

Patient Care Services Exchange-Traded Fund,

Respiratory/Pulmonary Exchange-Traded Fund, and

Composite Exchange-Traded Fund

•  10 basis points (0.10%) of the first $100 million in combined daily net assets of all Domestic Funds; and

•  5 basis points (0.05%) of the combined daily net assets of all Domestic Funds in excess of $100 million.

There is a minimum annual fee of $35,000 per Domestic Fund.

With respect to the following HealthShares(TM) Funds:

Asian Health Exchange-Traded Fund

European Drugs Exchange-Traded Fund, and

European Medical Products and Devices Exchange-Traded Fund (the "International Funds"):

•  20 basis points (0.20%) of the first $50 million in combined daily net assets of all International Funds;

•  15 basis points (0.15%) of the next $50 million in combined daily net assets of all International Funds; and

•  10 basis points (0.10%) of the combined daily net assets of all International Funds in excess of $100 million.

There is a minimum annual fee of $50,000 per International Fund.

A discussion regarding the basis for the Board of Directors approval of the Investment Advisory Agreement and Sub-Advisory Agreement is available in the Funds' semi-annual report for the period ended March 30, 2007.

Portfolio Managers

BNY's Index Fund Management Division is responsible for the day-to-day management of the Funds. The five most senior members of that division with responsibility for day-to-day management are: Kurt Zyla, Lloyd Buchanan, Denise Krisko, Robert McCormack and Todd Rose. Mr. Zyla, a Managing Director of BNY, has supervised the Index Fund Management Division since 1996. He joined BNY in 1989. Prior to his current position, he was employed by BNY in a number of capacities. Mr. Buchanan has been a Portfolio Manager in the Index Fund Management Division since January 2002. Prior to joining BNY, Mr. Buchanan was a Vice President and Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group. Ms. Krisko has been a Senior Portfolio Manager in the Index Fund Management Division since 2005. Prior to joining BNY in 2005, she was a portfolio manager and trader at Northern Trust (2003-2004) and at Deutsche Asset Management (2000-2003). Mr. McCormack has been a Senior Portfolio Manager in the Index Fund Management Division since 2002. Prior thereto, he was a portfolio manager and trader in the Special Equities and Products Group of BNY from 2001-2002. Mr. Rose has been a Portfolio Manager in the Index Fund Management Division since 2000. Each of these individuals has equal discretion with respect to the management of the Funds and share equally day-to-day portfolio management responsibilities.

Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

The Statement of Additional Information has more detailed information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.

Administration, Custodian and Transfer Agent

The Bank of New York Mellon serves as the Administrator to the Funds. The Administrator's principal address is 101 Barclay Street, New York, New York 10286.

The Bank of New York Mellon serves as the Custodian to the Funds. The Custodian's principal address is 101 Barclay Street, New York, New York 10286.

The Bank of New York Mellon serves as the Transfer Agent to the Funds. The Transfer Agent's principal address is 101 Barclay Street, New York, New York 10286.

Distributor

ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor's principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor does not maintain a secondary market in shares of the Funds.

Dividends, Capital Gains, and Taxes

Fund Distributions

Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

Dividend Reinvestment Service

Brokers may make available to their customers who own Fund shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole and fractional Fund shares of the same Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole and fractional shares of the same Fund purchased in the secondary market.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions and when you sell your shares of a Fund.

Taxes on Distributions

Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of a Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income.

Distributions by the Funds of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains regardless of how long you have held a Fund's shares. Under current law, distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund itself must receive qualified dividend income from U.S. corporations or certain foreign corporations, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund's shares.

In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications, or if the Internal Revenue Service informs a Fund that back-up withholding is required.

Taxes When Shares are Sold

Any capital gain or loss realized upon a sale of shares is generally treated as a long-term capital gain or loss if shares have been for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term capital gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal income tax law of an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares.

Consult your personal tax advisor about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Daily Pricing

The net asset value, or NAV, of each Fund's shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Unit blocks.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund's shares are listed or by other information providers, such as Reuters. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value generally is determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

When calculating the NAV of the Funds' shares, stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a Fund's cash are valued on the basis of amortized cost.

When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing may also be used by each Fund to value restricted securities held by the Funds or certain small-capitalization or mid-capitalization securities with little or no trading activity for extended periods of time. Although rare, fair-value pricing also may be used for domestic securities – for example, if (1) trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day, and (2) the Fund holds enough of the security that such security's price could affect the Fund's NAV.

Fair-value prices are determined by a pricing committee comprised of certain of BNY's senior employees according to procedures adopted by the Board of Directors. BNY was delegated by the Board of Directors to perform this function. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Delivery of Fund Documents

Householding

Householding is an option available to certain investors in the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the Prospectus and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Financial Highlights

The table shows the Fund's financial performance for the period shown. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during the period, assuming you had reinvested all dividends and distributions. This information was audited by Eisner LLP, the Fund's Independent Registered Public Accounting Firm. Their report and the Fund's financial statements are included in the Fund's most recent Annual Report to shareholders.

	HEALTHSHARESTM AUTOIMMUNE- INFLAMMATION EXCHANGE- TRADED FUND	HEALTHSHARESTM CANCER EXCHANGE- TRADED FUND
	For the Period March 12, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007
For a Share outstanding throughout each period
Net Asset Value, beginning of period	$25.50	$25.46
Income/(loss) from Investment Operations:
Net investment income/(loss)**	0.11	(0.11)
Net realized and unrealized gain/(loss) on investments**	(2.42)	4.38
Total from investment operations	(2.31)	4.27
Net Asset Value, end of period	$23.19	$29.73
Total Return***	(9.06)%	16.77%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,323	$2,979
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.79%	0.78%
Expenses, prior to expense reimbursements+	4.85%	4.54%
Net investment income/(loss)+	0.81%	(0.70)%
Portfolio turnover rate++	14%	50%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+  Annualized.

++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

Financial Highlights

	HEALTHSHARESTM CARDIO DEVICES EXCHANGE- TRADED FUND	HEALTHSHARESTM CARDIOLOGY EXCHANGE- TRADED FUND
	For the Period January 23, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007
For a Share outstanding throughout each period
Net Asset Value, beginning of period	$25.24	$24.99
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.10)	(0.03)
Net realized and unrealized gain/(loss) on investments**	1.69	(1.70)
Total from investment operations	1.59	(1.73)
Net Asset Value, end of period	$26.83	$23.26
Total Return***	6.30%	(6.92)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$5,371	$2,331
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.76%	0.79%
Expenses, prior to expense reimbursements+	3.75%	4.95%
Net investment income/(loss)+	(0.56)%	(0.18)%
Portfolio turnover rate++	8%	21%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+  Annualized.

++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

Financial Highlights

	HEALTHSHARESTM DERMATOLOGY AND WOUND CARE EXCHANGE- TRADED FUND	HEALTHSHARESTM DIAGNOSTICS EXCHANGE- TRADED FUND
	For the Period April 18, 2007* through September 30, 2007	For the Period January 23, 2007* through September 30, 2007
For a Share outstanding throughout each period
Net Asset Value, beginning of period	$25.38	$25.29
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.06)	(0.09)
Net realized and unrealized gain/(loss) on investments**	(1.43)	7.46
Total from investment operations	(1.49)	7.37
Net Asset Value, end of period	$23.89	$32.66
Total Return***	(5.87)%	29.10%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,393	$32,666
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.79%	0.76%
Expenses, prior to expense reimbursements+	5.34%	3.23%
Net investment income/(loss)+	(0.50)%	(0.55)%
Portfolio turnover rate++	19%	35%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+  Annualized.

++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

Financial Highlights

	HEALTHSHARESTM EMERGING CANCER EXCHANGE- TRADED FUND	HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE- TRADED FUND
	For the Period January 23, 2007* through September 30, 2007	For the Period January 23, 2007* through March 31, 2007
For a Share outstanding throughout each period
Net Asset Value, beginning of period	$24.65	$25.55
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.12)	0.65
Net realized and unrealized gain/(loss) on investments**	(3.14)	5.07
Total from investment operations	(3.26)	5.72
Net Asset Value, end of period	$21.39	$31.27
Total Return***	(13.23)%	22.39%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$6,422	$9,386
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.76%	0.76%
Expenses, prior to expense reimbursements+	3.86%	3.63%
Net investment income/(loss)+	(0.76)%	3.43%
Portfolio turnover rate++	63%	18%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+  Annualized.

++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

Financial Highlights

	HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE- TRADED FUND	HEALTHSHARESTM EUROPEAN MEDICAL PRODUCTS AND DEVICES EXCHANGE- TRADED FUND
	For the Period April 3, 2007* through September 30, 2007	For the Period June 1, 2007* through September 30, 2007
For a Share outstanding throughout each period
Net Asset Value, beginning of period	$25.53	$25.06
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.03)	(0.03)
Net realized and unrealized gain/(loss) on investments**	1.13	(1.21)
Total from investment operations	1.10	(1.24)
Net Asset Value, end of period	$26.63	$23.82
Total Return***	4.31%	(4.95)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,668	$2,387
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.99%	1.01%
Expenses, prior to expense reimbursements+	4.97%	6.88%
Net investment income/(loss)+	(0.25)%	(0.42)%
Portfolio turnover rate++	40%	6%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+  Annualized.

++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

Financial Highlights

	HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE- TRADED FUND	HEALTHSHARESTM INFECTIOUS DISEASE EXCHANGE- TRADED FUND
	For the Period March 12, 2007* through September 30, 2007	For the Period April 3, 2007* through September 30, 2007
For a Share outstanding throughout each period
Net Asset Value, beginning of period	$25.69	$25.63
Income/(loss) from Investment Operations:
Net investment income/(loss)**	0.10	(0.09)
Net realized and unrealized gain/(loss) on investments**	(1.40)	(3.61)
Total from investment operations	(1.30)	(3.70)
Net Asset Value, end of period	$24.39	$21.93
Total Return***	(5.06)%	(14.44)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,444	$2,197
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.79%	0.79%
Expenses, prior to expense reimbursements+	4.80%	4.98%
Net investment income/(loss)+	0.70%	(0.76)%
Portfolio turnover rate++	42%	15%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+  Annualized.

++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

Financial Highlights

	HEALTHSHARESTM METABOLIC- ENDOCRINE DISORDERS EXCHANGE- TRADED FUND	HEALTHSHARESTM NEUROSCIENCE EXCHANGE- TRADED FUND
	For the Period March 12, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007
For a Share outstanding throughout each period
Net Asset Value, beginning of period	$25.35	$25.42
Income/(loss) from Investment Operations:
Net investment income/(loss)**	0.07	(0.00	)(a)
Net realized and unrealized gain/(loss) on investments**	(1.66)	(3.59)
Total from investment operations	(1.59)	(3.59)
Net Asset Value, end of period	$23.76	$21.83
Total Return***	(6.27)%	(14.12)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,381	$2,188
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.79%	0.79%
Expenses, prior to expense reimbursements+	4.92%	5.00%
Net investment income/(loss)+	0.54%	(0.03)%
Portfolio turnover rate++	52%	47%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+  Annualized.

++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

Financial Highlights

	HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE- TRADED FUND	HEALTHSHARESTM ORTHOPEDIC REPAIR EXCHANGE- TRADED FUND
	For the Period March 12, 2007* through September 30, 2007	For the Period July 13, 2007* through September 30, 2007
For a Share outstanding throughout each period
Net Asset Value, beginning of period	$25.22	$25.22
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.01)	(0.04)
Net realized and unrealized gain/(loss) on investments**	(1.38)	1.20
Total from investment operations	(1.39)	1.16
Net Asset Value, end of period	$23.83	$26.38
Total Return***	(5.55)%	4.60%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,387	$2,643
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.79%	0.83%
Expenses, prior to expense reimbursements+	4.86%	8.21%
Net investment income/(loss)+	(0.06)%	(0.76)%
Portfolio turnover rate++	49%	0%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+  Annualized.

++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

Financial Highlights

	HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE- TRADED FUND	HEALTHSHARESTM RESPIRATORY/ PULMONARY EXCHANGE- TRADED FUND
	For the Period January 23, 2007* through September 30, 2007	For the Period March 12, 2007* through September 30, 2007
For a Share outstanding throughout each period
Net Asset Value, beginning of period	$25.15	$25.23
Income/(loss) from Investment Operations:
Net investment income/(loss)**	0.16	0.70
Net realized and unrealized gain/(loss) on investments**	0.39	(0.15)
Total from investment operations	0.55	0.55
Net Asset Value, end of period	$25.70	$25.78
Total Return***	2.19%	2.18%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$7,715	$2,583
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.76%	0.79%
Expenses, prior to expense reimbursements+	3.60%	4.64%
Net investment income/(loss)+	0.88%	4.65%
Portfolio turnover rate++	22%	73%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+  Annualized.

++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

Financial Highlights

HEALTHSHARESTM COMPOSITE EXCHANGE- TRADED FUND
For the Period March 12, 2007* through September 30, 2007
For a Share outstanding throughout each period
Net Asset Value, beginning of period	$25.35
Income/(loss) from Investment Operations:
Net investment income/(loss)**	0.20
Net realized and unrealized gain/(loss) on investments**	2.31
Total from investment operations	2.51
Net Asset Value, end of period	$27.86
Total Return***	9.90%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$5,578
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.79%
Expenses, prior to expense reimbursements+	4.64%
Net investment income/(loss)+	1.53%
Portfolio turnover rate++	78%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+  Annualized.

++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

Supplemental Information

I. Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's NAV. NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns ("Market Price") of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each Fund included in this Prospectus. The information shown for each Fund is from each Fund's inception through its fiscal period end, September 30, 2007, as well as the most recent calendar quarter ended December 31, 2007.

Each line in the table shows the number of trading days in which a Fund trades within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund (HHA)

	March 12, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	31	18.67%	63	37.95%
25 - 49.9	14	8.43%	5	3.01%
50 - 74.9	26	15.66%	2	1.20%
75 - 100.0	9	5.42%	0	0.00%
>100.0	7	4.22%	9	5.42%
Total	87	52.41%	79	47.59%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	2	3.17%	11	17.46%
25 - 49.9	1	1.59%	19	30.16%
50 - 74.9	0	0.00%	18	28.57%
75 - 100.0	0	0.00%	11	17.46%
>100.0	0	0.00%	1	1.59%
Total	3	4.76%	60	95.24%

HealthSharesTM Cancer Exchange-Traded Fund (HHK)

	March 12, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	20	12.05%	3	1.81%
25 - 49.9	7	4.22%	1	0.60%
50 - 74.9	42	25.30%	0	0.00%
75 - 100.0	60	36.14%	0	0.00%
>100.0	33	19.88%	0	0.00%
Total	162	97.59%	4	2.41%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	10	15.88%	0	0.00%
25 - 49.9	12	19.04%	0	0.00%
50 - 74.9	5	7.94%	3	4.77%
75 - 100.0	12	19.04%	1	1.59%
>100.0	18	28.57%	2	3.17%
Total	57	90.47%	6	9.53%

*  A basis point equals one-hundredth of one percent (0.01%).

**  Commencement of investment operations.

HealthSharesTM Cardio Devices Exchange-Traded Fund (HHE)

	January 23, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	79	39.70%	98	49.25%
25 - 49.9	2	1.01%	5	2.51%
50 - 74.9	4	2.01%	1	0.50%
75 - 100.0	4	2.01%	0	0.00%
>100.0	2	1.01%	4	2.01%
Total	91	45.73%	108	54.27%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	30	47.62%	32	50.79%
25 - 49.9	1	1.59%	0	0.00%
50 - 74.9	0	0.00%	0	0.00%
75 - 100.0	0	0.00%	0	0.00%
>100.0	1	0.00%	0	0.00%
Total	31	49.21%	32	50.79%

HealthSharesTM Cardiology Exchange-Traded Fund (HRD)

	March 12, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	18	10.84%	4	2.41%
25 - 49.9	41	24.70%	0	0.00%
50 - 74.9	93	56.02%	0	0.00%
75 - 100.0	6	3.61%	0	0.00%
>100.0	3	1.81%	1	0.60%
Total	161	96.99%	5	3.01%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	7	11.11%	1	1.59%
25 - 49.9	36	57.14%	0	0.00%
50 - 74.9	17	26.99%	0	0.00%
75 - 100.0	2	3.17%	0	0.00%
>100.0	0	0.00%	0	0.00%
Total	62	98.41%	1	1.59%

*  A basis point equals one-hundredth of one percent (0.01%).

**  Commencement of investment operations.

HealthSharesTM Dermatology & Wound Care Exchange-Traded Fund (HRW)

	April 18, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	41	29.29%	51	36.43%
25 - 49.9	5	3.57%	27	19.29%
50 - 74.9	0	0.00%	12	8.57%
75 - 100.0	0	0.00%	3	2.14%
>100.0	0	0.00%	1	0.71%
Total	46	32.86%	94	67.14%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	15	23.81%	15	23.81%
25 - 49.9	9	14.28%	5	7.94%
50 - 74.9	1	1.59%	0	0.00%
75 - 100.0	4	6.35%	0	0.00%
>100.0	14	22.22%	0	0.00%
Total	43	68.25%	20	31.75%

HealthSharesTM Diagnostics Exchange-Traded Fund (HHD)

	January 23, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	81	40.70%	64	32.16%
25 - 49.9	17	8.54%	3	1.51%
50 - 74.9	14	7.04%	0	0.00%
75 - 100.0	7	3.52%	1	0.50%
>100.0	12	6.03%	0	0.00%
Total	131	65.83%	68	34.17%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	13	20.63%	18	28.57%
25 - 49.9	19	30.15%	7	11.11%
50 - 74.9	3	4.77%	1	1.59%
75 - 100.0	1	1.59%	0	0.00%
>100.0	1	1.59%	0	0.00%
Total	37	58.73%	26	41.27%

*  A basis point equals one-hundredth of one percent (0.01%).

**  Commencement of investment operations.

HealthSharesTM Emerging Cancer Exchange-Traded Fund (HHJ)

	January 23, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	83	41.71%	86	43.22%
25 - 49.9	11	5.53%	14	7.04%
50 - 74.9	2	1.01%	3	1.51%
75 - 100.0	0	0.00%	0	0.00%
>100.0	0	0.00%	0	0.00%
Total	96	48.24%	103	51.76%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	31	49.20%	22	34.92%
25 - 49.9	4	6.35%	5	7.94%
50 - 74.9	0	0.00%	0	0.00%
75 - 100.0	0	0.00%	1	1.59%
>100.0	0	0.00%	0	0.00%
Total	35	55.55%	28	44.45%

HealthSharesTM Enabling Technologies Exchange-Traded Fund (HHV)

	January 23, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	59	29.65%	99	49.75%
25 - 49.9	5	2.51%	15	7.54%
50 - 74.9	4	2.01%	2	1.01%
75 - 100.0	4	2.01%	1	0.50%
>100.0	5	2.51%	5	2.51%
Total	77	38.69%	122	61.31%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	10	15.86%	0	0.00%
25 - 49.9	12	19.05%	0	0.00%
50 - 74.9	5	7.94%	3	4.77%
75 - 100.0	12	19.05%	1	1.59%
>100.0	18	28.57%	2	3.17%
Total	57	90.47%	6	9.53%

*  A basis point equals one-hundredth of one percent (0.01%).

**  Commencement of investment operations.

HealthSharesTM European Drugs Exchange-Traded Fund (HRJ)

	April 3, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	15	10.00%	12	8.00%
25 - 49.9	31	20.67%	9	6.00%
50 - 74.9	27	18.00%	2	1.33%
75 - 100.0	24	16.00%	1	0.67%
>100.0	29	19.33%	0	0.00%
Total	126	84.00%	24	16.00%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	1	1.59%	7	11.11%
25 - 49.9	15	23.81%	4	6.35%
50 - 74.9	12	19.05%	1	1.59%
75 - 100.0	10	15.86%	1	1.59%
>100.0	11	17.46%	1	1.59%
Total	49	77.77%	14	22.23%

HealthSharesTM European Medical Products & Devices Exchange-Traded Fund (HHT)

	June 1, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	12	12.00%	7	7.00%
25 - 49.9	17	17.00%	5	5.00%
50 - 74.9	17	17.00%	1	1.00%
75 - 100.0	16	16.00%	0	0.00%
>100.0	24	24.00%	1	1.00%
Total	86	86.00%	14	14.00%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	8	12.70%	10	15.88%
25 - 49.9	7	11.11%	8	12.70%
50 - 74.9	13	20.63%	0	0.00%
75 - 100.0	3	4.77%	0	0.00%
>100.0	12	19.04%	2	3.17%
Total	43	68.25%	20	31.75%

*  A basis point equals one-hundredth of one percent (0.01%).

**  Commencement of investment operations.

HealthSharesTM GI/Gender Health Exchange-Traded Fund (HHU)

	March 12, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	18	10.84%	2	1.20%
25 - 49.9	59	35.54%	1	0.60%
50 - 74.9	77	46.39%	1	0.60%
75 - 100.0	4	2.41%	0	0.00%
>100.0	3	1.81%	1	0.60%
Total	161	96.99%	5	3.01%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	20	31.75%	5	7.94%
25 - 49.9	19	30.16%	2	3.17%
50 - 74.9	13	20.63%	1	1.59%
75 - 100.0	1	1.59%	0	0.00%
>100.0	2	3.17%	0	0.00%
Total	55	87.30%	8	12.70%

HealthSharesTM Infectious Disease Exchange-Traded Fund (HHG)

	April 3, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	8	5.33%	1	0.67%
25 - 49.9	20	13.33%	0	0.00%
50 - 74.9	66	44.00%	0	0.00%
75 - 100.0	14	9.33%	0	0.00%
>100.0	40	26.67%	1	0.67%
Total	148	98.67%	2	1.33%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	12	19.05%	3	4.77%
25 - 49.9	18	28.57%	2	3.17%
50 - 74.9	6	9.52%	0	0.00%
75 - 100.0	1	1.59%	0	0.00%
>100.0	19	30.16%	2	3.17%
Total	56	88.89%	7	11.11%

*  A basis point equals one-hundredth of one percent (0.01%).

**  Commencement of investment operations.

HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund (HHM)

	March 12, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	26	15.66%	2	1.20%
25 - 49.9	68	40.96%	1	0.60%
50 - 74.9	64	38.55%	0	0.00%
75 - 100.0	1	0.60%	0	0.00%
>100.0	3	1.81%	1	0.60%
Total	162	97.59%	4	2.41%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	15	23.81%	2	3.17%
25 - 49.9	28	44.44%	1	1.59%
50 - 74.9	13	20.63%	0	0.00%
75 - 100.0	3	4.77%	0	0.00%
>100.0	0	0.00%	1	1.59%
Total	59	93.65%	4	6.35%

HealthSharesTM Neuroscience Exchange-Traded Fund (HHN)

	March 12, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	67	40.36%	60	36.14%
25 - 49.9	25	15.06%	4	2.41%
50 - 74.9	2	1.20%	2	1.20%
75 - 100.0	2	1.20%	2	1.20%
>100.0	0	0.00%	2	1.20%
Total	96	57.83%	70	42.17%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	2	3.17%	5	7.94%
25 - 49.9	1	1.59%	17	26.98%
50 - 74.9	1	1.59%	17	26.98%
75 - 100.0	0	0.00%	16	25.39%
>100.0	1	1.59%	3	4.77%
Total	5	7.94%	58	92.06%

*  A basis point equals one-hundredth of one percent (0.01%).

**  Commencement of investment operations.

HealthSharesTM Ophthalmology Exchange-Traded Fund (HHZ)

	March 12, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	26	15.66%	0	0.00%
25 - 49.9	52	31.33%	3	1.81%
50 - 74.9	72	43.37%	0	0.00%
75 - 100.0	11	6.63%	0	0.00%
>100.0	1	0.60%	1	0.60%
Total	162	97.59%	4	2.41%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	18	28.57%	4	6.35%
25 - 49.9	18	28.57%	1	1.59%
50 - 74.9	15	23.81%	0	0.00%
75 - 100.0	6	9.52%	0	0.00%
>100.0	1	1.59%	0	0.00%
Total	58	92.06%	5	7.94%

HealthSharesTM Orthopedic Repair Exchange-Traded Fund (HHP)

	July 13, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	31	46.27%	35	52.24%
25 - 49.9	0	0.00%	1	1.49%
50 - 74.9	0	0.00%	0	0.00%
75 - 100.0	0	0.00%	0	0.00%
>100.0	0	0.00%	0	0.00%
Total	31	46.27%	36	53.73%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	24	38.09%	26	41.27%
25 - 49.9	0	0.00%	8	12.69%
50 - 74.9	1	1.59%	3	4.77%
75 - 100.0	0	0.00%	0	0.00%
>100.0	0	0.00%	1	1.59%
Total	25	39.68%	38	60.32%

*  A basis point equals one-hundredth of one percent (0.01%).

**  Commencement of investment operations.

HealthSharesTM Patient Care Services Exchange-Traded Fund (HHB)

	January 23, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	64	32.16%	96	48.24%
25 - 49.9	7	3.52%	17	8.54%
50 - 74.9	7	3.52%	1	0.50%
75 - 100.0	2	1.01%	0	0.00%
>100.0	1	0.50%	4	2.01%
Total	81	40.70%	118	59.30%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	17	26.99%	12	19.05%
25 - 49.9	19	30.16%	4	6.35%
50 - 74.9	5	7.94%	2	3.17%
75 - 100.0	2	3.17%	2	3.17%
>100.0	0	0.00%	0	0.00%
Total	43	68.26%	20	31.74%

HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund (HHR)

	March 12, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	34	20.48%	9	5.42%
25 - 49.9	49	29.52%	3	1.81%
50 - 74.9	53	31.93%	0	0.00%
75 - 100.0	12	7.23%	2	1.20%
>100.0	2	1.20%	2	1.20%
Total	150	90.36%	16	9.64%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	14	22.22%	4	6.35%
25 - 49.9	19	30.16%	1	1.59%
50 - 74.9	15	23.81%	0	0.00%
75 - 100.0	8	12.70%	0	0.00%
>100.0	2	3.17%	0	0.00%
Total	58	92.06%	5	7.94%

*  A basis point equals one-hundredth of one percent (0.01%).

**  Commencement of investment operations.

HealthSharesTM Composite Exchange-Traded Fund (HHQ)

	March 12, 2007** — September 30, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	14	8.43%	4	2.41%
25 - 49.9	17	10.24%	0	0.00%
50 - 74.9	46	27.71%	0	0.00%
75 - 100.0	68	40.96%	0	0.00%
>100.0	17	10.24%	0	0.00%
Total	162	97.59%	4	2.41%
	October 1, 2007 — December 31, 2007
	MARKET PRICE ABOVE OR EQUAL TO NAV		MARKET PRICE BELOW NAV
Basis Point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0 - 24.9	10	15.87%	6	9.52%
25 - 49.9	21	33.33%	3	4.77%
50 - 74.9	3	4.77%	2	3.17%
75 - 100.0	8	12.70%	0	0.00%
>100.0	10	15.87%	0	0.00%
Total	52	82.54%	11	17.46%

*  A basis point equals one-hundredth of one percent (0.01%).

**  Commencement of investment operations.

II. Total Return Information

The tables below present information about the total return of each Fund's Underlying Index and the total return of each Fund. The information presented for each Fund is for its fiscal period ended September 30, 2007.

"Cumulative Total Returns" represents the total change in value of an investment over the period indicated.

Each Fund's per share NAV is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate Market Price is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Funds' NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

Cumulative Total Returns for each HealthSharesTM Fund from inception to 9/30/07:

	NAV	MARKET	INDEX
HealthSharesTM Automimmune-Inflammation Exchange-Traded Fund	(9.06)%	(9.05)%	(8.39)%
HealthSharesTM Cancer Exchange-Traded Fund	16.77%	17.61%	17.46%
HealthSharesTM Cardio Devices Exchange-Traded Fund	6.30%	6.26%	6.92%
HealthSharesTM Cardiology Exchange-Traded Fund	(6.92)%	(6.36)%	(6.44)%
HealthSharesTM Dermatology & Wound Care Exchange-Traded Fund	(5.87)%	(6.01)%	(5.35)%
HealthSharesTM Diagnostics Exchange-Traded Fund	29.10%	29.56%	29.69%
HealthSharesTM Emerging Cancer Exchange-Traded Fund	(13.23)%	(13.24)%	(11.63)%
HealthSharesTM Enabling Technologies Exchange-Traded Fund	22.39%	22.37%	23.11%
HealthSharesTM European Drugs Exchange-Traded Fund	4.31%	5.41%	5.42%
HealthSharesTM European Medical Products & Devices Exchange-Traded Fund	(4.95)%	(4.87)%	(4.43)%
HealthSharesTM GI/Gender Health Exchange-Traded Fund	(5.06)%	(4.12)%	(4.43)%
HealthSharesTM Infectious Disease Exchange-Traded Fund	(14.44)%	(13.41)%	(14.63)%
HealthSharesTM Metabolic-Endocrine Exchange-Traded Fund	(6.27)%	(5.91)%	(4.78)%
HealthSharesTM Neuroscience Exchange-Traded Fund	(14.12)%	(14.09)%	(14.05)%
HealthSharesTM Ophthalmology Exchange-Traded Fund	(5.55)%	(5.66)%	(5.08)%
HealthSharesTM Orthopedic Repair Exchange-Traded Fund	4.60%	4.61%	4.75%
HealthSharesTM Patient Care Services Exchange-Traded Fund	2.19%	1.87%	2.73%
HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund	2.18%	2.79%	3.82%
HealthSharesTM Composite Exchange-Traded Fund	9.90%	11.28%	10.35%

For More Information

If you would like more information about HealthSharesTM, Inc., the following documents are available free, upon request:

Annual/Semi-Annual Reports to Shareholders

Additional information about the Funds' investments are available in the Funds' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds.

The annual and semi-annual reports will be incorporated by reference into this Prospectus and the SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

To receive a free copy of the latest annual or semi-annual report, when available, or the SAI, or to request additional information about the Funds, please contact us as follows:

Call:  1-800-925-2870
Monday through Friday
9:00 a.m. to 5:00 p.m. (Eastern Time)

Write:  HealthSharesTM, Inc.
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Visit:  www.healthsharesinc.com

Information Provided by the Securities and Exchange Commission

You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Funds are also available in the EDGAR Database on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0104.

(This Page Intentionally Left Blank)

HEALTHSHARESTM, INC. (the "Company")

Privacy Policy Notice

At HealthSharesTM, Inc., we are committed to maintaining the confidentiality, integrity and security of your personal information. This notice describes our privacy policy.

When you become a Shareholder in the Company or establish a customer relationship with us, we require that you provide us with certain nonpublic personal information about yourself. During the course of our relationship, we may also obtain nonpublic personal information about you from other sources.

We do not disclose any nonpublic personal information about our shareholders, potential shareholders, or former customers to anyone, except as permitted by law.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who have an appropriate need to know that information. We maintain physical, electronic and procedural safeguards that comply with federal standards to safeguard your nonpublic personal information.

If you have any questions concerning our privacy policies, please contact the Company's Compliance Officer.

This Privacy Policy Notice is not part of the Prospectus.

HealthSharesTM, Inc.
420 Lexington Avenue
New York, New York 10170

The Company's Investment Company Act file number: 811-21855 © 2008 XShares Advisors LLC

HEALTHSHARES™, INC.

HealthShares™ Asian Health Exchange-Traded Fund
HealthShares™ Autoimmune-Inflammation Exchange-Traded Fund
HealthShares™ Cancer Exchange-Traded Fund
HealthShares™ Cardio Devices Exchange-Traded Fund
HealthShares™ Cardiology Exchange-Traded Fund
HealthShares™ Dermatology and Wound Care Exchange-Traded Fund
HealthShares™ Diagnostics Exchange-Traded Fund
HealthShares™ Emerging Cancer Exchange-Traded Fund
HealthShares™ Enabling Technologies Exchange-Traded Fund
HealthShares™ European Drugs Exchange-Traded Fund
HealthShares™ European Medical Products and Devices Exchange-Traded Fund
HealthShares™ GI/Gender Health Exchange-Traded Fund
HealthShares™ Infectious Disease Exchange-Traded Fund
HealthShares™ Metabolic-Endocrine Disorders Exchange-Traded Fund
HealthShares™ Neuroscience Exchange-Traded Fund
HealthShares™ Ophthalmology Exchange-Traded Fund
HealthShares™ Orthopedic Repair Exchange-Traded Fund
HealthShares™ Patient Care Services Exchange-Traded Fund
HealthShares™ Respiratory/Pulmonary Exchange-Traded Fund
HealthShares™ Composite Exchange-Traded Fund

Statement of Additional Information

January 28, 2008

This Statement of Additional Information (“SAI”), which is not a prospectus, contains additional information about HealthShares™, Inc. (the “Company”). This SAI should be read in conjunction with the Company’s current Prospectus, dated January 28, 2008, as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning ascribed to them as in the Prospectus.

The financial statements, including the financial highlights, accompanying notes and report of Eisner LLP, the Company’s independent registered public accounting firm, contained in the Annual Report of the Company for the above listed funds for the fiscal period ended September 30, 2007 are incorporated by reference into and are deemed to be part of this SAI. A copy of the Prospectus and Annual Report may be obtained without charge, by contacting the Company’s Distributor, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

1

TABLE OF CONTENTS

I.	GENERAL INFORMATION ABOUT THE COMPANY	3

II.	INVESTMENT POLICIES AND RELATED RISKS	4

III.	FUNDAMENTAL INVESTMENT LIMITATIONS	18

IV.	MANAGEMENT	19

V.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	31

VI.	CODE OF ETHICS	38

VII.	PROXY VOTING POLICIES	38

VIII.	PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES	38

IX.	PORTFOLIO TRANSACTIONS	39

X.	SHARE PRICE	41

XI.	INFORMATION ABOUT HEALTHSHARES™	42

XII.	CAPITAL STOCK AND OTHER SECURITIES	52

XIII.	DIVIDENDS AND DISTRIBUTIONS	53

XIV.	TAXATION	54

XV.	FINANCIAL STATEMENTS	56

2

I.              GENERAL INFORMATION ABOUT THE COMPANY

HealthShares™, Inc. (the “Company”) was organized as a Maryland corporation on February 8, 2006. The Company is comprised of 20 different portfolios (each, a “Fund” and together, the “Funds”). Each Fund currently offers one class of shares known as HealthShares™. The Company may create additional Funds or classes of shares. There is no limit on the number of full and fractional shares that each Fund may issue. The Funds currently comprising the Company are as follows:

HealthShares™ Asian Health Exchange-Traded Fund
HealthShares™ Autoimmune-Inflammation Exchange-Traded Fund
HealthShares™ Cancer Exchange-Traded Fund
HealthShares™ Cardio Devices Exchange-Traded Fund
HealthShares™ Cardiology Exchange-Traded Fund
HealthShares™ Dermatology and Wound Care Exchange-Traded Fund
HealthShares™ Diagnostics Exchange-Traded Fund
HealthShares™ Emerging Cancer Exchange-Traded Fund
HealthShares™ Enabling Technologies Exchange-Traded Fund
HealthShares™ European Drugs Exchange-Traded Fund
HealthShares™ European Medical Products and Devices Exchange-Traded Fund
HealthShares™ GI/Gender Health Exchange-Traded Fund
HealthShares™ Infectious Disease Exchange-Traded Fund
HealthShares™ Metabolic-Endocrine Disorders Exchange-Traded Fund
HealthShares™ Neuroscience Exchange-Traded Fund
HealthShares™ Ophthalmology Exchange-Traded Fund
HealthShares™ Orthopedic Repair Exchange-Traded Fund
HealthShares™ Patient Care Services Exchange-Traded Fund
HealthShares™ Respiratory/Pulmonary Exchange-Traded Fund
HealthShares™ Composite Exchange-Traded Fund

At this time, shares of the HealthShares™ Asian Health Exchange-Traded Fund are not being offered.

The Funds are registered with the United States Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”) as open-end, nondiversified management investment companies.

Each Fund offers and issues HealthShares™ at net asset value only in aggregations of a specified number of shares, generally in exchange for a basket of equity securities included in the Underlying Index, together with the deposit of a specified cash payment. HealthShares™ have been approved for listing and secondary trading on NYSE Arca, Inc. (“NYSE Arca”), subject to notice of issuance. HealthShares™ will trade on NYSE Arca at market prices that may be below, at, or above NAV. HealthShares™ are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units

3

are aggregations of 100,000 shares(1). In the event of the liquidation of a Fund, the Company may lower the number of shares in a Creation Unit.

The Company reserves the right to offer a “cash” option for creations and redemptions of HealthShares™, although it has no current intention of doing so. HealthShares™ may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Company cash at least equal to 115% of the market value of the missing Deposit Securities. See the “Purchase and Issuance of HealthShares in Creation Units” section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities.

II.            INVESTMENT POLICIES AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies and risks are set forth in the Prospectus. The following information supplements the information contained in the Prospectus. In addition to the Funds’ principal investment strategies, each Fund may, from time to time, use certain other strategies or engage in certain other investment practices that are not principal strategies. Some of these strategies and practices, and their associated risks, are described below. For example, from time to time, each Fund may engage in securities lending and may invest in investment-grade debt securities (i.e., debt obligations classified within the four highest ratings of a nationally recognized statistical rating organization such as Moody’s Investors Service  (“Moody’s”) or Standard & Poor’s (“S&P”) or, if unrated, determined by the Advisor to be of comparable quality). In addition to these strategies and practices, each Fund may invest in futures contracts, options on futures contracts, options, as well as swaps on securities in the Underlying Indexes. Each Fund may also hold cash and/or invest a portion of its assets in U.S. Government securities, high-quality money market instruments and repurchase agreements collateralized by the foregoing obligations.

Limitations and restrictions on the level of investment in securities that are discussed in the Prospectus or in this SAI and that are expressed in terms of percentage limitations are measured at the time of investment, unless specifically indicated otherwise. Changes in market values, net assets, or other circumstances that cause a percentage limitation to be exceeded will not necessarily require that any security be sold.

BORROWING. Each Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of its total assets. A Fund that borrows will pay interest on the borrowed money and may incur additional transaction costs and will be subject to the risk that the return realized from the investment of borrowed money will not exceed these interest and transaction costs. With respect to borrowings, a Fund is required to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required 300% asset coverage should decline as a result of market fluctuations or for other reasons, a Fund may be required to

(1) For the Asian Health Exchange-Traded Fund, a Creation Unit consists of 200,000 Shares.

4

sell some of its portfolio holdings to raise cash and reduce the amount borrowed so as to restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. In addition to these borrowings, each Fund may borrow from banks up to 5% of the Fund’s total assets for temporary or emergency purposes. Borrowings of up to 5% for temporary and emergency purposes are not subject to the requirements to maintain continuous asset coverage of 300%.

COMMON STOCK. The Funds will invest in common stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.

DEPOSITARY RECEIPTS. The Funds may invest in depositary receipts. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository” and that are listed on exchanges or quoted in OTC markets in one country but represent shares of issuers domiciled in another country. Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs traded in the OTC markets which do not have an active or substantial secondary market will be considered illiquid and will be subject to a Fund’s limitations on illiquid securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs, may be issued in bearer form and denominated in other currencies and are generally designed for use in securities markets outside the U.S. Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

5

For purposes of a Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock of an issuer will be treated as common stock of the issuer. Investments in ADRs and GDRs involve risks similar to direct investments in the securities of foreign issuers.

FOREIGN SECURITIES. A Fund may make foreign investments either directly by purchasing foreign securities, or indirectly by purchasing depositary receipts for foreign securities. Foreign securities are issued by entities organized, domiciled, or with a principal place of business outside the United States, such as foreign corporations and governments, and may trade in U.S. or foreign securities markets. Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in securities of U.S. companies or governments. The value of a Fund’s investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, potentially confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments which could affect U.S. investments in those countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in the appreciation or depreciation of portfolio securities and could favorably or unfavorably affect a Fund’s investments. Certain countries may also impose restrictions on a Fund’s ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund.

Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a Fund’s trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the Funds. Securities of foreign issuers are generally less liquid than securities of comparable U.S. issuers and settlement periods for foreign security trades are  often longer than in the U.S., which may also affect liquidity. In certain countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. The rights of investors (such as the Funds) in certain foreign countries may be more limited than shareholders of U.S. corporations and the Funds may have greater difficulty taking appropriate legal action in a foreign court rather than in a U.S. court. Although the Advisor will endeavor to achieve most favorable execution costs for a Fund’s portfolio transactions in foreign securities under the circumstances, commissions (and other transaction costs) are generally higher than those on U.S. securities. In addition, it is expected that the expenses for custodian arrangements relating to a Fund’s foreign securities will be somewhat greater than the expenses relating to a Fund’s domestic securities. Certain foreign governments levy withholding taxes against dividend and interest income from foreign securities. Although in some countries a portion of these taxes is recoverable by the Funds, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies making up a Fund.

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Foreign securities markets also have different registration, clearance and settlement procedures. Registration, clearance and settlement of securities in developing countries involve risks not associated with similar securities transactions in the United States and other more developed markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in registration, clearance or settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to registration, clearance or settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to registration, clearance or settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The value of the foreign securities held by a Fund that are not U.S. dollar-denominated may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. In addition, the value of Fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations, and political and economic developments. To seek to minimize the impact of such factors on net asset values, a Fund may engage in foreign currency transactions in connection with its investments in foreign securities. A Fund will not speculate in foreign currency exchange and will enter into foreign currency transactions only to attempt to “hedge” the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss that would result from a decline in the value of the hedged currency, they also may limit any potential gain that might result should the value of such currency increase. Currency exchange transactions may be considered borrowings. A Fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency futures, options, and “cross-hedge” transactions. In cross-hedge transactions, a Fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that the Advisor reasonably believes generally tracks the currency being hedged with regard to price movements). The Advisor may select the tracking (or substitute) currency rather than the currency in which the security is denominated for various reasons, including in order to take advantage of pricing or other opportunities presented by the tracking currency or because the market for the tracking currency is more liquid or more efficient. Such cross-hedges are expected to help protect a Fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Advisor’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency

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forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

Dividends and interest payable on a Fund’s foreign portfolio securities may be subject to foreign withholding taxes. Each Fund also may be subject to taxes on trading profits in some countries. In addition, some countries have a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes will increase the cost to a Fund of investing in any country imposing such taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under the federal income tax provisions, they may reduce the net return to a  Fund’s shareholders. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

GEOGRAPHIC CONCENTRATION. The HealthShares™ Asian Health Exchange-Traded Fund, HealthShares™ European Drugs Exchange-Traded Fund and HealthShares™ European Medical Products and Devices Exchange-Traded Fund (the “International Funds”) will invest all of their assets in the securities of a single region and may invest a significant portion of their assets in the securities of a single foreign country. As a result, such Funds will be impacted by events or conditions affecting that country or region to a greater extent than a fund that did not focus its investments in a single region or country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. For the HealthShares™ Asian Health Exchange-Traded Fund, the Asian economies are in various stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. The economies of many Asian nations have often been characterized by high inflation, undeveloped financial services sectors, and heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions have resulted in significant market downturns and volatility. The HealthShares™ Asian Health Exchange-Traded Fund is also subject to risk particular to its investments in Japan. The Japanese economy has only recently emerged from a prolonged economic downturn, although its economic growth rate has remained relatively low. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. For Japan, economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan’s largest single trading partner, but a significant amount of Japan’s trade is conducted with developing nations, particularly those in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. For the HealthShares™ European Drugs Exchange-Traded Fund and the HealthShares™ European Medical Products and Devices Exchange-Traded Fund, most developed countries in Western Europe are members of the EU, and many are also members of the EMU, which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe.

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EMERGING MARKETS. Certain of the countries that the HealthShares™ Asian Health Exchange-Traded Fund may invest in may be considered to be emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. The nature of investing in emerging market companies involves a greater level of risk than would be associated when investing in more established companies. These companies may have limited product lines, markets or financial resources and may lack management depth since they have not been tested by time or the marketplace. The securities of emerging market companies often have limited marketability and may be subject to more volatile market movements than securities of larger, more established growth companies or the market averages in general. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may enter into futures contracts and options on futures contracts. The Funds will only enter into futures contracts and options on futures contracts that are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system. The Funds will not use futures or options on futures for speculative purposes.

A futures contract is an agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. When entering into a futures contract, a Fund would be required to make a good faith margin deposit in cash or U.S. Government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract if it is not terminated prior to its specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits are typically calculated as a percentage of the contract’s market value.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract value changes, or if the value of the securities placed in margin deposit with the broker changes, to the extent that margin deposit requirements are no longer satisfied, the Fund will be required to make payment of additional “variation margin.”  Conversely, contract value changes or changes in the value of margin securities may occur in such a way as to result in “excess margin,” which would typically be repaid to the Fund. When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is not leveraged. When a Fund takes a long position in a futures contract, it must segregate liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must segregate liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable

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when a Fund “covers” an options or futures position generally by entering into an offsetting position.

An option on a futures contract (or futures option) conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the “exercise” or “strike” price) any time before the option expires. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

Each Fund may engage in futures contracts and options on futures contracts only to the extent permitted by the Commodity Futures Trading Commission (“CFTC”) and the SEC. In this regard, the Funds have claimed an exclusion from registration as a “commodity pool operator” under the Commodity Exchange Act. Each Fund intends to limit its hedging transactions in futures contracts so that immediately after any such transaction, the aggregate initial margin that is required to be posted by a Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by such Fund on its open futures options positions, does not exceed 5% of such Fund’s total assets, after taking into account any unrealized profits and unrealized losses on the Fund’s open contracts (and excluding the amount that a futures option is “in-the-money” at the time of purchase). An option to buy a futures contract is “in-the-money” if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is “in-the-money” if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option.

The risk of loss in trading futures contracts and in writing futures options can be substantial, because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily

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margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a Fund may be required to make delivery of the instruments underlying the futures positions it holds.

A Fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

A Fund bears the risk that the Advisor will incorrectly predict future market trends. If the Advisor attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

A Fund could lose margin payments it has deposited with its futures broker, if, for example, the broker breaches its agreement with the Fund or becomes insolvent or goes into bankruptcy. In that event, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the broker’s other customers, potentially resulting in losses to the Fund.

GOVERNMENT OBLIGATIONS. The Funds may invest in U.S. Government obligations, including U.S. Treasury bonds, notes and bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal National Mortgage Association, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association,

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are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Securities issued or guaranteed by the U.S. government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of a Fund.

MONEY MARKET INSTRUMENTS. The Funds may invest in “money market instruments,” which include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks.

Investments by a Fund in commercial paper will consist of issues that are rated “A-2” or better by S&P or “Prime-2” or better by Moody’s. In addition, each Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by each Fund.

Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instrument purchased by a Fund, each Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods when a Fund is not entitled to exercise its demand rights, and a Fund could, for this or other reasons, suffer a loss with respect to such instrument.

OPTIONS. The Funds may purchase put and call options. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a “premium,” the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price prior to the expiration date of the option. The writer of an option on a security has the obligation upon exercise of the option (1) to deliver the underlying security upon payment of the exercise price (in the case of a call option) or (2) to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by a specified multiplier for the index option. Unlike exchange-traded options, which are standardized, the terms of OTC options

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(options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

A call option grants to the holder the right to buy (and obligates the writer to sell) the underlying security at the strike price. A put option grants to the holder the right to sell (and obligates the writer to buy) the underlying security at the strike price. The purchase price of an option is called the “premium.”  The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance of a “senior security” by a Fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a Fund, if the Fund segregates liquid assets in a segregated account in sufficient amount to cover the transaction.

If a trading market in particular options were to become unavailable, investors in those options (such as the Funds) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying interests and related interests. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.

A Fund bears the risk that the Advisor will not accurately predict future market trends. If the Advisor attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

PREFERRED STOCK. The Funds may invest in preferred stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends

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at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. In the event an issuer is liquidated or declares bankruptcy, however, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the Advisor will monitor a Fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. Repurchase agreements are usually for short periods, seven days or less, but can be for longer periods. A Fund will not enter into a repurchase agreement of a duration of more than seven days if, taken together with other illiquid securities, more than 15% of a Fund’s net assets would be so invested.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. A Fund will not invest more than 15% of the value of its net assets in securities that are illiquid.

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Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund might also have to register such restricted securities in order to dispose of them which, if possible at all, would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Certain of the Funds may, from time to time, purchase other non-publicly traded securities, private placements and restricted securities. These securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly-traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from sales could be less than those originally paid by a Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly-traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Each Fund may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

Rule 144A securities may be determined to be liquid in accordance with guidelines established and approved by the Company’s Board of Directors. If trading in Rule 144A securities were to decline, these securities could become illiquid after being purchased, increasing the level of illiquidity of a Fund. As a result, a Fund holding these securities might not be able to sell these securities when the Advisor wishes to do so, or might have to sell them at less than fair value.

REVERSE REPURCHASE AGREEMENTS.  The Funds may invest in reverse repurchase agreements.  In a reverse repurchase agreement, a Fund sells a security to another

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party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time.  The repurchase price will include an interest element.  A reverse repurchase agreement is considered to be a borrowing for purposes of the 1940 Act.  A Fund will typically invest the cash received from the reverse repurchase agreement and will also continue to receive any principal and interest payments on the security loaned to the reverse repurchase agreement counterparty during the term of the agreement.  Reverse repurchase agreements involve the risk that a Fund will not realize earnings from the investment of the cash proceeds obtained from the transaction in sufficient amount to offset the interest paid to the reverse repurchase agreement counterparty.  The Funds’ custodian bank will be required segregate liquid assets in a segregated account in sufficient amount to cover a Fund’s obligation to repurchase the securities under the contract.  A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the Advisor.

SECURITIES LENDING. A Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions). A Fund receives collateral equal to at least 102% of the current market value of the loaned securities and that collateral is marked to market daily. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the collateral received. The Funds will pay reasonable administration and custodial fees in connection with the loan of securities. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities lent, a Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. Loans of portfolio securities may not exceed 33 1/3% of a Fund’s total assets.

SHORT-TERM INSTRUMENTS. The Fund may invest in short-term instruments, which include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities.

Short-term instruments may also include U.S. dollar-denominated certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations issued by domestic banks and domestic or foreign branches or subsidiaries of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit (“Yankee CDs”), which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds are not insured by the FDIC or any other agency of the U.S. government. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to

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pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as certificates of deposit and time deposits, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

SWAP AGREEMENTS. A swap agreement is an agreement between two parties to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index. Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, and total return swaps. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index. A Fund is required to maintain liquid assets in a segregated account in an amount sufficient to cover its obligations under the swap agreement.

The use of swap agreements by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. For example, if the

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counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, a Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to a Fund’s limitation on investments in illiquid securities. Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive (or cheap) relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the swap agreement.

The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

III.           FUNDAMENTAL INVESTMENT LIMITATIONS

Each Fund has adopted the following investment limitations as fundamental limitations, which cannot be changed without the approval of the holders of a majority of a Fund’s outstanding shares. For these purposes, a “majority of  outstanding shares” means the vote of the lesser of:  (1) 67% or more of the outstanding shares of a Fund, if the holders of more than 50% of a Fund’s outstanding shares are present or represented by proxy; or (2) more than 50% of the outstanding shares of a Fund. Each Fund may not:

1. Borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority.

2. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent a Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.

3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Indexes related to the Funds concentrate in the healthcare, life sciences and biotechnology industries. This restriction

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does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

4. Make loans, except as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities issued by any company engaged in the real estate business.

6. Act as an underwriter of another issuer’s securities, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of portfolio securities.

7. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. Initial and variation margin for futures and options contracts will not be deemed to be a pledge of a Fund’s assets.

Compliance with the investment limitations set forth above is measured at the time the securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction, however, with respect to borrowings and illiquid securities, as described herein, changes in the percentages of such securities after the time of investment will be monitored and assessed to ensure the Funds’ compliance with said limitations.

IV.           MANAGEMENT

OFFICERS AND DIRECTORS

The business and affairs of the Funds are managed under the direction of the Company’s Board of Directors (the “Board”). The Directors and executive officers of the Company, their addresses, ages, principal occupations during the past five years, and other affiliations are set forth below. Each Director serves until his termination; retirement, resignation, or death; or as otherwise specified in the Company’s organizational documents. The Board is currently comprised of five Directors, of whom four Directors are not “interested” persons of the Company or the Advisor, as defined under the 1940 Act (“Disinterested Directors”). The Directors may also serve as directors for other funds advised by the Advisor or for funds that have an investment advisor that is affiliated with the Advisor. The mailing address of the Directors and officers is 420 Lexington Avenue, New York, New York 10170.

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Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Disinterested Directors:

John B. Adams Age 67, 420 Lexington Avenue New York, New York 10170	Director	Since 2006	Retired since 2002. Formerly, Vice President – Corporate Development, Wyeth (formerly American Home Products Corp.) from 1991-2002.	20	None.

Donald J. Barrack Age 60, 420 Lexington Avenue New York, New York 10170	Director	Since 2006	Retired since 2002. Formerly, Vice-President, Patent Litigation, Bristol-Myers Squibb.	20	None.

Franklin M. Berger, CFA, Age 58, 420 Lexington Avenue New York, New York 10170	Director	Since 2006	Portfolio Manager, Life Sciences Equity Sector Fund since 2003. Managing Director, Equity Research and Senior Biotechnology Analyst, J.P. Morgan Securities, Inc. from 1998-2003.	20

Director and Member of Audit and Finance Committees, VaxGen, Inc.; Director, ViroChem Pharma Inc.; Director and Member of Audit Committee, Seattle Genetics, Inc.; Director of Isotechnika, Inc.; Director of Thallion Pharmaceuticals, Inc.

Judith Ann Hemberger Age 60, 420 Lexington Avenue New York, New York 10170	Director	Since 2006	Co-Founder, Executive Vice President and Chief Operating Officer, Pharmion Corporation since 2000.	20

Director and Member of Compensation, Nominating and Governance Committees, PRA International, Inc.; Director, Member of the Compensation Committee and Chairman of the Technology Committee, Renovis, Inc.; Director and Member of the Compensation Committee, Myogen, Inc.; Director and Member of the Compensation Committee,

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Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Zymogenetics; Director and Member of Compensation, Nominating and Governance Committees, Chroma Ther. UK.

Interested Directors/ Officers:*

William J. Kridel, Jr. Age 65, 420 Lexington Avenue New York, New York 10170	Director, Chairman, Chief Executive Officer and President	Since 2006	Managing Director Ferghana Partners, Inc. 1992 to present.	20	Director Ferghana Partners, Inc Director Ferghana Securities, Inc.

Anthony F. Dudzinski Age 45, 420 Lexington Avenue New York, New York 10170	Vice President	Since 2006	President XShares Group LLC since 2006; CEO US Euro Securities 2004 to 2006; President and COO of M. H. Meyerson & Co., Inc 2000 to 2003.	N/A	N/A

David W. Jaffin Age 53, 420 Lexington Avenue New York, New York 10170	Secretary and Treasurer	Since 2006	Chief Financial Officer, XShares Group LLC since 2006; President, Technical Coatings Laboratory from 2000-2005.	N/A	N/A

* Officers/Directors of the Company are “interested persons” as defined in the 1940 Act.

No officer, director or employee of the Advisor or any of its affiliates receives any compensation from the Company or the Funds for serving as an officer or Director of the Company or the Funds. The Company pays each Disinterested Director an annual fee of $100,000. The Chairman of the Company’s Audit Committee will not receive any additional compensation. The Company reimburses each Director for costs and expenses associated with their performance of their duties hereunder, including the cost and expenses associated with attendance of meetings of the Board.

Set forth below is the compensation received by the Directors from the Company for the fiscal period ended September 30, 2007. Directors fees and expenses are allocated among the

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Funds based on each Fund’s relative net assets. The Company has no pension or retirement plan. No other entity affiliated with the Company pays any compensation to the Directors.

Name of Person, Position	Aggregate Compensation from Company(1)	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Company and Fund Complex Paid to Directors

William J. Kridel, Jr., Director	—	—	—	—
John B. Adams, Director	$50,000	—	—	$50,000
Donald J. Barrack, Director	$50,000	—	—	$50,000
Franklin M. Berger, CFA, Director	$50,000	—	—	$50,000
Judith Ann Hemberger, Director	$50,000	—	—	$50,000

(1) From December 1, 2006 through September 30, 2007.

Director Ownership of Fund Shares. The following table shows the dollar range of Fund shares beneficially owned by each Director as of the calendar year ended December 31, 2007.

NAME OF DIRECTOR	DOLLAR RANGE OF EQUITY SECURITIES FOR EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL FUNDS OVERSEEN BY DIRECTOR IN COMPLEX

William J. Kridel, Jr.	None	None
John B. Adams	None	None
Donald J. Barrack	None	None
Franklin M. Berger, CFA	None	None
Judith Ann Hemberger	None	None

Furthermore, neither the Disinterested Directors nor members of their immediate families, own securities beneficially or of record in the Advisor, the Company’s principal underwriter, or any of their affiliates. Accordingly, neither the Disinterested Directors nor members of their immediate families have had any direct or indirect interest since the Company’s inception, the value of which exceeds $120,000, in the Advisor, the Company’s principal underwriter or any of their affiliates.

BOARD COMMITTEES

The Funds’ Board of Directors has established the following committees:

Audit Committee. The Board has an Audit Committee that meets at least twice annually to select, oversee and set the compensation of the Company’s independent registered public accounting firm (the “Accountants”). The Audit Committee is responsible for pre-approving all audit and non-audit services performed by the Accountants for the Company and for

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pre-approving certain non-audit services performed by the Accountants for the Advisor and Sub-Advisor and certain of their control persons. Mr. Berger (Chairman), Mr. Adams, and Ms. Hemberger are the members of the Audit Committee. The Audit Committee also meets with the Accountants to review the Funds’ financial statements and to report on its findings to the Board, and to provide the Accountants the opportunity to report on various other matters. The Audit Committee also acts as the Company’s qualified legal compliance committee. The Audit Committee met once during the last fiscal period.

Nominating Committee. The Board has a Nominating Committee to whose discretion the selection and nomination of directors who are not “interested persons,” as defined in the 1940 Act, of the Funds is committed. Ms. Hemberger (Chairperson), Mr. Adams and Mr. Barrack are members of the Nominating Committee. This committee will consider any candidate for Director recommended by a current shareholder if the Committee is required by law to do so. The Nominating Committee met once during the last fiscal period.

INVESTMENT ADVISOR AND SUB-ADVISOR

XShares Advisors LLC (the “Advisor”) serves as the investment advisor to the Funds with overall responsibility for the general management and administration of the Funds, subject to the supervision of the Company’s Board of Directors. The Advisor is also responsible for employing any sampling strategy for the Funds. The Advisor is located at 420 Lexington Avenue, New York, NY 10170. Currently, the Advisor also serves as investment advisor to TDAX Funds, Inc. and Realty Funds, Inc. The Advisor’s parent company is XShares Group LLC (“XShares Group”). XShares Group is an early stage financial services company specializing in the development of innovative financial products and investment strategies. XShares Group is a joint venture between Ferghana Partners Group, a leading investment bank in the biotech and healthcare sectors, and Wellspring Partners, a group of entrepreneurs in financial services. XShares Group is the creator of the Underlying Indexes.

BNY Investment Advisors (the “Sub-Advisor”), a separate identifiable division of The Bank of New York Mellon, a New York state banking corporation, acts as the investment sub-advisor to the Funds. The Sub-Advisor is located at 1633 Broadway, 13th Floor, New York, NY 10019. As of November 30, 2007, the Sub-Advisor managed approximately $24.2 billion in assets. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Board of Directors. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its Underlying Index and for general administration, compliance and management services as may be agreed between Advisor and Sub-Advisor from time to time.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Advisor serves as the investment advisor to each of the Funds pursuant to an Investment Advisory Agreement with the Company (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Advisor is responsible, subject to the supervision of the Company’s Board for the day to day management of each Fund in accordance with each Fund’s investment objectives, policies and strategies. The Advisor also administers the Company’s business affairs,

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provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve without compensation as officers, Directors or employees of the Company. Pursuant to the Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors for the performance of any of the services to be provided by the Advisor under the Advisory Agreement. Under the Advisory Agreement, the Advisor is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

For the services it provides to the Funds, the Advisor receives a unified management fee equal to an annual rate of 0.75% of each Fund’s average daily net assets (except for the Asian Health Exchange-Traded Fund, the European Drugs Exchange-Traded Fund, and the European Medical Products and Devices Exchange-Traded Fund, each of which pay the Advisor a fee equal to 0.95% of each of their average daily net assets). The fees are accrued daily and paid monthly. Out of the management fee, the Advisor pays all fees and expenses of the Sub-Advisor, the Transfer Agent, the Administrator and Accounting Agent and the Custodian. The Fund is responsible for the payment of all other expenses associated with its operation, including, but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), certain out-of-pocket expenses of the Advisor or Sub-Advisor, including, but not limited to, cost of obtaining prices for security transactions, postage and insurance on physical transfer items, telecommunications charges, and proxy voting execution, advice and reporting, fees and expenses of the Chief Compliance Officer and expenses associated with the Funds’ compliance program, litigation expenses, fees and expenses of the Accountants, registration fees, expenses associated with compliance by the Funds with mandatory regulatory mandates, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses.

The Advisor at its discretion may waive its right to any portion of the advisory fee and may use any portion of this fee for purposes of shareholder and administrative services and for distribution of a Fund’s shares. See “Distributor And Rule 12b-1 Plan” below. There can be no assurance that such fees will be waived in the future.

The Funds’ accrued advisory fees and waived fees for the fiscal period ended September 30, 2007 is shown in the table below.

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	Advisory Fees Accrued	Advisory Fees Waived	Net Advisory Fees Paid
Autoimmune-Inflammation Exchange-Traded Fund(1)	$10,517	$10,517	$0
Cancer Exchange-Traded Fund(1)	11,603	11,603	0
Cardio Devices Exchange-Traded Fund(2)	35,469	35,469	0
Cardiology Exchange-Traded Fund(1)	10,186	10,186	0
Dermatology and Wound Care Exchange-Traded Fund(3)	8,480	8,480	0
Diagnostics Exchange-Traded Fund(2)	51,082	51,082	0
Emerging Cancer Exchange-Traded Fund(2)	33,685	33,685	0
Enabling Technologies Exchange-Traded Fund(2)	37,774	37,774	0
European Drugs Exchange-Traded Fund(4)	12,415	12,415	0
European Medical Products and Devices Exchange-Traded Fund(5)	7,656	7,656	0
GI/Gender Health Exchange-Traded Fund(1)	10,696	10,696	0
Infectious Disease Exchange-Traded Fund(4)	9,191	9,191	0
Metabolic-Endocrine Disorders Exchange-Traded Fund(1)	10,294	10,294	0
Neuroscience Exchange-Traded Fund(1)	10,090	10,090	0
Ophthalmology Exchange-Traded Fund(1)	10,494	10,494	0
Orthopedic Repair Exchange-Traded Fund(6)	4,171	4,171	0
Patient Care Services Exchange-Traded Fund(2)	38,809	38,809	0
Respiratory/Pulmonary Exchange-Traded Fund(1)	11,226	11,226	0
Composite Exchange-Traded Fund(1)	11,260	11,260	0

(1) From the Fund’s inception on March 12, 2007 through September 30, 2007.

(2) From the Fund’s inception on January 23, 2007 through September 30, 2007.

(3) From the Fund’s inception on April 18, 2007 through September 30, 2007.

(4) From the Fund’s inception on April 3, 2007 through September 30, 2007.

(5) From the Fund’s inception on June 1, 2007 through September 30, 2007.

(6) From the Fund’s inception on July 13, 2007 through September 30, 2007.

In accordance with the terms of the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor, out if its own resources, a fee based on a percentage of the average daily net assets of each of the following HealthShares™ Funds (the “Domestic Funds”):

Autoimmune-Inflammation Exchange-Traded Fund,

Cancer Exchange-Traded Fund,

Cardio Devices Exchange-Traded Fund,

Cardiology Exchange-Traded Fund,

Dermatology and Wound Care Exchange-Traded Fund,

Diagnostics Exchange-Traded Fund,

Emerging Cancer Exchange-Traded Fund,

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Enabling Technologies Exchange-Traded Fund,

GI/Gender Health Exchange-Traded Fund,

Infectious Disease Exchange-Traded Fund,

Metabolic-Endocrine Disorders Exchange-Traded Fund,

Neuroscience Exchange-Traded Fund,

Ophthalmology Exchange-Traded Fund,

Orthopedic Repair Exchange-Traded Fund,

Patient Care Services Exchange-Traded Fund,

Respiratory/Pulmonary Exchange-Traded Fund, and

Composite Exchange-Traded Fund

•                  10 basis points (0.10%) of the first $100 million in combined daily net assets of all Domestic Funds; and

•                  5 basis points (0.05%) of the combined daily net assets of all Domestic Funds in excess of $100 million.

There is a minimum annual fee of $35,000 per Domestic Fund.

With respect to the following HealthShares™ Funds:

Asian Health Exchange-Traded Fund

European Drugs Exchange-Traded Fund, and

European Medical Products and Devices Exchange-Traded Fund (the “International Funds”):

•                  20 basis points (0.20%) of the first $50 million in combined daily net assets of all International Funds;

•                  15 basis points (0.15%) of the next $50 million in combined daily net assets of all International Funds; and

•                  10 basis points (0.10%) of the combined daily net assets of all International Funds in excess of $100 million.

There is a minimum annual fee of $50,000 per International Fund.

For the period ended September 30, 2007, the Advisor paid the Sub-Advisor a total of $35,000.

The Advisory Agreement and the Sub-Advisory Agreement, with respect to each Fund, were initially approved by the Board on December 1, 2006. The Advisory Agreement and the Sub-Advisory Agreement, with respect to each Fund, each continue in effect for two years from its effective date and may be continued in effect annually thereafter if such continuance is approved by (i) the Board, or (ii) a majority (as defined in the 1940 Act) of the outstanding voting securities of each applicable Fund, provided that in either case the continuance is also approved by a majority of the Disinterested Directors, by a vote cast in person at a meeting called for the purpose of voting on such continuance. The Advisory Agreement and Sub-Advisory Agreement are each terminable without penalty by the Company with respect to one or more of the Funds on 60 days written notice when authorized either by majority vote of its

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outstanding voting shares or by a vote of a majority of its Board (including a majority of the Disinterested Directors), or by the Advisor or Sub-Advisor (as applicable) on 60 days written notice, and will automatically terminate in the event of its assignment. Each of the Advisory Agreement and Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Advisor or Sub-Advisor, or of reckless disregard by them of their obligations thereunder, the Advisor and the Sub-Advisor shall not be liable for any action or failure to act in accordance with its duties thereunder.

PORTFOLIO MANAGERS

Set forth below is additional information regarding the individuals identified in the Prospectus as primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”).

Each Fund is managed by a separate division of the Sub-Advisor called the Index Fund Management Division. The five most senior members of the Index Fund Management Division that are responsible for the day-to-day management of the Funds are Kurt Zyla, Lloyd Buchanan, Denise Krisko, Robert McCormack and Todd Rose.

Each of the portfolios or accounts managed by the Portfolio Managers in BNY Investment Advisors (“BNY”) Index Fund Management Division are index funds which therefore seek to track the rate of return, risk profile and other characteristics of an index by either replicating the same combination of securities that compose that index or through a representative sampling of the securities that compose that benchmark based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. The Portfolio Managers in BNY’s Index Fund Management Division manage these accounts as a team.

As of November 30, 2007, the team managed 89 other registered investment companies with approximately $7.0 billion in assets; 17 pooled investment vehicles with approximately $6.3 billion in assets and 53 other accounts with approximately $10.9 billion in assets. Other than these accounts, there are no separate accounts individually managed by any of the Portfolio’s Managers on the team. None of these accounts have an advisory fee that is based on the performance of the accounts.

Portfolio Manager Compensation

As of November 30, 2007, the Sub-Advisor’s Portfolio Managers’ compensation generally consists of base salary, bonus, and various long-term incentive compensation vehicles, if eligible. In addition, the Portfolio Managers are eligible for the standard retirement benefits and health and welfare benefits available to all BNY employees. In the case of Portfolio Managers who are also responsible for managing managed accounts other than the Funds, the method used to determine their compensation is the same for all Funds and investment accounts. A Portfolio Manager’s base salary is determined by the manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by BNY’s Human Resources Department. A Portfolio Manager’s base salary is generally a fixed amount that may change as a result of periodic reviews, upon assumption of new duties, or when a market adjustment of the position occurs. A Portfolio Manager’s bonus is determined by a

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number of factors. One factor is gross, pre-tax performance of a fund relative to expectations for how the fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in a Fund’s portfolio. Additional factors include the Portfolio Manager’s contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The bonus is paid on an annual basis.

Portfolio Manager Ownership of Fund Shares

As of September 30, 2007, none of the Portfolio Managers beneficially own any shares of the Funds.

Potential Conflicts of Interest

The Portfolio Managers for each Fund manage multiple portfolios for multiple clients. These accounts may include investment companies, separate accounts (assets managed on behalf of individuals and institutions such as pension funds, insurance companies and foundations), and bank collective and common trust accounts. Each Portfolio Manager generally manages portfolios having substantially the same investment style as the relevant Fund. However, the portfolios managed by a Portfolio Manager may not have portfolio compositions identical to those of the Fund(s) managed by the Portfolio Manager due, for example, to specific investment limitations or guidelines present in some portfolio or Funds but not others. The Portfolio Managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A Portfolio Manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a Portfolio Manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the sub-advisory fees paid to the Sub-Advisor. However, the compensation structure for Portfolio Managers generally does not provide any incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others.

DISTRIBUTOR AND RULE 12b-1 PLAN

ALPS Distributors, Inc., a Colorado corporation with principal offices at 1290 Broadway, Suite 1100, Denver, Colorado, serves as the distributor of Creation Units for each Fund on an agency basis (the “Distributor”). The Distributor has entered into a Distribution Agreement with the Company pursuant to which it distributes the shares of the Funds. Shares are continuously offered for sale by the Distributor only in Creation Unit Aggregations. Fund shares in less than Creation Unit Aggregations are not distributed by the Distributor.

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Under the Distribution Agreement, the Distributor, for nominal consideration (i.e., $1.00) and as agent for the Funds, will solicit orders for the purchase of the Funds’ shares, provided that any subscriptions and orders will not be binding on the Funds until accepted by the Funds. The Distributor will deliver Prospectuses and, upon request, SAIs to persons purchasing Creation Unit Aggregations and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of Fund shares. Such Soliciting Dealers may also be Participating Organizations (as discussed in “Procedures for Creation of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement was initially approved by the Board on December 1, 2006. The Distribution Agreement continues in effect for two years from its effective date and may be continued in effect annually thereafter if such continuance is approved by (i) the Board, or (ii) a majority (as defined in the 1940 Act) of the outstanding voting securities of each applicable Fund, provided that in either case the continuance is also approved by a majority of the Disinterested Directors, by a vote cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Agreement is terminable without penalty by the Company with respect to one or more of the Funds on 60 days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Disinterested Directors), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or of reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Rule 12b-1 Plan. The Board has adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act with respect to each Fund (the “Plan”). Under the Plan, the Funds may reimburse the Distributor up to a maximum rate of 0.25% per annum of the Funds’ average daily net assets (the “Shareholder Servicing Fee”) for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly. The Board has determined that no payments will be made by the Funds under the Rule 12b-1 Plan until at least January 31, 2009.

The Plan also provides that the Advisor or the Distributor may make payments from time to time from their own resources, which may include the advisory fees, distribution fees and past profits for the following purposes:  (i) to pay the costs of and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Funds; (ii) to compensate certain Participating Organizations for providing assistance in distributing the shares of the Funds; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Funds’ shares. Such payments will not increase the amount which the

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Funds are required to pay to the Advisor or the Distributor for any fiscal year under the  Advisory Agreement or Distribution Agreement in effect for that year.

In accordance with Rule 12b-1, the Plan provides that all written agreements relating to the Plan entered into between either the Funds or the Distributor and Participating Organizations or other organizations must be in a form satisfactory to the Board. In addition, the Plan requires the Funds and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for pursuant to the Plan and identifying the servicing and distribution activities for which those expenditures were made.

The Plan provides that it may continue in effect for successive annual periods provided it is approved by the Funds’ shareholders or by the Board, including a majority of Disinterested Directors. The Plan was most recently approved by the Board on December 10, 2007, and will remain in effect until December 10, 2008. The Plan further provides that it may not be amended to increase materially the amounts which may be spent by the Funds pursuant to the Plan without shareholder approval, and that other material amendments must be approved by the Board, in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of a majority of the Disinterested Directors or the Funds’ shareholders.

ADMINISTRATOR AND ACCOUNTING AGENT

The Bank of New York Mellon (“BONY”) serves as Administrator and Accounting Agent for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286.

BONY serves as Administrator and Accounting Agent for the Funds pursuant to an Administration and Accounting Agreement between the Funds and BONY. Under the Administration and Accounting Agreement, BONY is obligated on a continuous basis, to provide certain administration, valuation, accounting and computational services necessary for the proper administration of the Company and each Fund. As Fund Accountant, BONY holds the Funds’ assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. Pursuant to the Administration and Accounting Agreement, the Company has agreed to indemnify BONY for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

For the period ended September 30, 2007, the Advisor paid the Administrator and Accounting Agent $7,429.

CUSTODIAN AND TRANSFER AGENT

BONY, 101 Barclay Street, New York, New York 10286 also serves as custodian for the Funds pursuant to a Custodian Agreement between the Funds and BONY. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement between the Funds and BONY. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

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LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York 10022, serves as legal counsel to the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Eisner LLP serves as the Funds’ independent registered public accounting firm (“Eisner”).  Eisner audits the Funds’ annual financial statements and provides tax services.

V.            CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of December 31, 2007, no officer or Director beneficially owns any shares of any of the Funds.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants, as of December 31, 2007, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund is set forth in the table below:

HealthShares™ Autoimmune-Inflammation Exchange-Traded Fund

Name and Address	% Owned

Timber Hill 1 Pickwick Plaza Greenwich, CT 06830	43.64%

KV Exec 40 Wall Street, 44th Floor New York, NY 10005	35.14%

Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	6.94%

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HealthShares™ Cancer Exchange-Traded Fund

Name and Address	% Owned

NFS LLC 200 Liberty Street New York, NY 10281	28.27%

TD AMERITRADE Clearing, Inc. 51 Mercedes Way Edgewood, NY 11717	17.52%

First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	7.53%

UBS Financial Services Inc. 1200 Harbor Blvd. Weehawken, NJ 07086	7.37%

Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	7.11%

Interactive Brokers 1 Pickwick Plaza Greenwich, CT 06830	5.65%

HealthShares™ Cardio Devices Exchange-Traded Fund

Name and Address	% Owned

Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	65.23%

Timber Hill 1 Pickwick Plaza Greenwich, CT 06830	25.64%

HealthShares™ Cardiology Exchange-Traded Fund

Name and Address	% Owned

Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	79.23%

Citigroup Global Markets 333 W. 34th Street New York, NY 10001	11.05%

Timber Hill 1 Pickwick Plaza Greenwich, CT 06830	5.66%

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HealthShares™ Dermatology and Wound Care Exchange-Traded Fund

Name and Address	% Owned

Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	90.20%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.40%

HealthShares™ Diagnostics Exchange-Traded Fund

Name and Address	% Owned

Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	23.54%

TD AMERITRADE Clearing, Inc. 51 Mercedes Way Edgewood, NY 11717	16.08%

NFS LLC 200 Liberty Street New York, NY 10281	11.83%

Brown Brothers Harriman & Co. 525 Washington Blvd. Jersey City, NJ 07302	9.38%

Citigroup Global Markets 333 W. 34th Street New York, NY 10001	7.52%

First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	5.33%

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HealthShares™ Emerging Cancer Exchange-Traded Fund

Name and Address	% Owned

Timber Hill 1 Pickwick Plaza Greenwich, CT 06830	31.94%

Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	16.47%

Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	9.91%

NFS LLC 200 Liberty Street New York, NY 10281	6.36%

Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	5.93%

HealthShares™ Enabling Technologies Exchange-Traded Fund

Name and Address	% Owned

Timber Hill 1 Pickwick Plaza Greenwich, CT 06830	28.43%

Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	21.84%

NFS LLC 200 Liberty Street New York, NY 10281	9.88%

TD AMERITRADE Clearing, Inc. 51 Mercedes Way Edgewood, NY 11717	6.81%

Citigroup Global Markets 333 W. 34th Street New York, NY 10001	6.32%

HealthShares™ European Drugs Exchange-Traded Fund

Name and Address	% Owned

Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	45.64%

Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	12.44%

Citigroup Global Markets 333 W. 34th Street New York, NY 10001	9.04%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.84%

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HealthShares™ European Medical Products and Devices Exchange-Traded Fund

Name and Address	% Owned

Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	67.67%

Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	19.53%

Timber Hill 1 Pickwick Plaza Greenwich, CT 06830	6.30%

HealthShares™ GI/Gender Health Exchange-Traded Fund

Name and Address	% Owned

Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	96.04%

HealthShares™ Infectious Disease Exchange-Traded Fund

Name and Address	% Owned

Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	95.61%

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HealthShares™ Metabolic-Endocrine Exchange-Traded Fund

Name and Address	% Owned

Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	74.49%

Timber Hill 1 Pickwick Plaza Greenwich, CT 06830	7.78%

Citigroup Global Markets 333 W. 34th Street New York, NY 10001	5.62%

HealthShares™ Neuroscience Exchange-Traded Fund

Name and Address	% Owned

KV Exec 40 Wall Street, 44th Floor New York, NY 10005	40.18%

Timber Hill 1 Pickwick Plaza Greenwich, CT 06830	34.68%

Citigroup Global Markets 333 W. 34th Street New York, NY 10001	8.08%

First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	5.40%

HealthShares™ Ophthalmology Exchange-Traded Fund

Name and Address	% Owned

Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	74.32%

Timber Hill 1 Pickwick Plaza Greenwich, CT 06830	16.30%

HealthShares™ Orthopedic Repair Exchange-Traded Fund

Name and Address	% Owned

Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	81.21%

First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	5.93%

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HealthShares™ Patient Care Services Exchange-Traded Fund

Name and Address	% Owned

Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	37.67%

Timber Hill 1 Pickwick Plaza Greenwich, CT 06830	23.76%

Citigroup Global Markets 333 W. 34th Street New York, NY 10001	5.47%

Brown Brothers Harriman & Co. 525 Washington Blvd. Jersey City, NJ 07302	5.24%

HealthShares™ Respiratory/Pulmonary Exchange-Traded Fund

Name and Address	% Owned

Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	46.50%

Timber Hill 1 Pickwick Plaza Greenwich, CT 06830	44.08%

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HealthShares™ Composite Exchange-Traded Fund

Name and Address	% Owned

Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	23.05%

Citigroup Global Markets 333 W. 34th Street New York, NY 10001	15.85%

Timber Hill 1 Pickwick Plaza Greenwich, CT 06830	12.35%

First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	7.54%

TD AMERITRADE Clearing, Inc. 51 Mercedes Way Edgewood, NY 11717	7.07%

NFS LLC 200 Liberty Street New York, NY 10281	6.80%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.65%

VI.           CODE OF ETHICS

The Company, the Advisor, the Sub-Advisor and the Distributor have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act.  These codes of ethics restrict the personal securities transactions of access persons, as defined in the codes, of the Funds in securities that may be purchased or held by the Funds to ensure that such investments do not disadvantage the Funds.  The codes of ethics for the Company, the Advisor, the Sub-Advisor and the Distributor are filed as exhibits to the Funds’ registration statement and instructions concerning how these documents can be obtained may be found on the back cover of the Funds’ Prospectus.

VII.         PROXY VOTING POLICIES

The Board has delegated the responsibility to vote proxies for securities held in the Funds’ portfolios to the Sub-Advisor.  The Advisor’s proxy voting policies and a summary of the Sub-Advisor’s proxy voting policies, attached as Appendix A, are reviewed periodically, and, accordingly are subject to change.  Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year, and may be obtained on the Fund’s website at www.healthsharesinc.com and on the SEC’s website at http://www.sec.gov.

VIII.        PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about the Funds’ portfolio securities.  The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services including publicly available internet web sites.  In addition, a basket composition file, which includes the security names and share quantities required to be delivered in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of NYSE Arca via the National Securities Clearing Corporation (“NSCC”).  The basket represents one Creation Unit of the applicable Fund.

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IX.           PORTFOLIO TRANSACTIONS

The policy of the Company regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining “best execution” of transaction at commission rates that are reasonable in relation to the value of brokerage services obtained.  Consistent with this policy, when securities transactions are effected on a stock exchange, the Company’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor and Sub-Advisor rely upon their experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage services received from the broker effecting the transaction.  Such determinations are necessarily subjective and imprecise, and in most cases, an exact dollar value for those services is not ascertainable.

The Advisor and Sub-Advisor owe a fiduciary duty to their clients to obtain best execution on trades effected.  “Best execution” does not necessarily mean that only brokers offering the lowest available commission rate will be selected to execute transactions.  In determining “best execution,” the full range of brokerage services applicable to a particular transaction may be considered, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur.  The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers.  The Advisor and Sub-Advisor will also use ECNs when appropriate.

The Advisor and Sub-Advisor do not presently participate in any soft dollar arrangements.  They may, however, aggregate trades with clients of the Sub-Advisor, whose commission dollars are used to generate soft dollar credits.  Although the Company’s commissions are not used for soft dollars, the Company may benefit from the soft dollar products/services received by the Sub-Advisor.

The Advisor and Sub-Advisor assume general supervision over placing orders on behalf of the Company for the purchase or sale of portfolio securities.  If purchases or sales of portfolio securities of the Company and one or more other clients of the Advisor or Sub-Advisor are considered at or about the same time, transactions in such securities are allocated among the several clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Advisor and Sub-Advisor.  In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Company is concerned.  However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Company.

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Portfolio turnover may vary from year to year, as well as within a year.  High turnover rates are likely to result in comparatively greater brokerage expenses.  The portfolio turnover rate for each Fund may exceed 100%.

The Funds’ portfolio turnover rates for the fiscal period ended September 30, 2007 were as follows:

Autoimmune-Inflammation Exchange-Traded Fund(1)	14%
Cancer Exchange-Traded Fund(1)	50%
Cardio Devices Exchange-Traded Fund(2)	8%
Cardiology Exchange-Traded Fund(1)	21%
Dermatology and Wound Care Exchange-Traded Fund(3)	19%
Diagnostics Exchange-Traded Fund(2)	35%
Emerging Cancer Exchange-Traded Fund(2)	63%
Enabling Technologies Exchange-Traded Fund(2)	18%
European Drugs Exchange-Traded Fund(4)	40%
European Medical Products and Devices Exchange-Traded Fund(5)	6%
GI/Gender Health Exchange-Traded Fund(1)	42%
Infectious Disease Exchange-Traded Fund(4)	15%
Metabolic-Endocrine Disorders Exchange-Traded Fund(1)	52%
Neuroscience Exchange-Traded Fund(1)	47%
Ophthalmology Exchange-Traded Fund(1)	49%
Orthopedic Repair Exchange-Traded Fund(6)	0%
Patient Care Services Exchange-Traded Fund(2)	22%
Respiratory/Pulmonary Exchange-Traded Fund(1)	73%
Composite Exchange-Traded Fund(1)	78%

(1) From the Fund’s inception on March 12, 2007 through September 30, 2007.

(2) From the Fund’s inception on January 23, 2007 through September 30, 2007.

(3) From the Fund’s inception on April 18, 2007 through September 30, 2007.

(4) From the Fund’s inception on April 3, 2007 through September 30, 2007.

(5) From the Fund’s inception on June 1, 2007 through September 30, 2007.

(6) From the Fund’s inception on July 13, 2007 through September 30, 2007.

The overall reasonableness of brokerage commissions is evaluated by the Advisor and the Sub-Advisor based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

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Brokerage commissions for the fiscal period ended September 30, 2007 are shown in the table below.

Autoimmune-Inflammation Exchange-Traded Fund(1)	$600
Cancer Exchange-Traded Fund(1)	1,410
Cardio Devices Exchange-Traded Fund(2)	548
Cardiology Exchange-Traded Fund(1)	1,379
Dermatology and Wound Care Exchange-Traded Fund(3)	415
Diagnostics Exchange-Traded Fund(2)	2,539
Emerging Cancer Exchange-Traded Fund(2)	18,164
Enabling Technologies Exchange-Traded Fund(2)	1,183
European Drugs Exchange-Traded Fund(4)	873
European Medical Products and Devices Exchange-Traded Fund(5)	130
GI/Gender Health Exchange-Traded Fund(1)	1,607
Infectious Disease Exchange-Traded Fund(4)	546
Metabolic-Endocrine Disorders Exchange-Traded Fund(1)	3,161
Neuroscience Exchange-Traded Fund(1)	780
Ophthalmology Exchange-Traded Fund(1)	2,183
Orthopedic Repair Exchange-Traded Fund(6)	1
Patient Care Services Exchange-Traded Fund(2)	1,417
Respiratory/Pulmonary Exchange-Traded Fund(1)	3,853
Composite Exchange-Traded Fund(1)	1,946

(1) From the Fund’s inceptions on March 12, 2007 through September 30, 2007.

(2) From the Fund’s inception on January 23, 2007 through September 30, 2007.

(3) From the Fund’s inception on April 18, 2007 through September 30, 2007.

(4) From the Fund’s inception on April 3, 2007 through September 30, 2007.

(5) From the Fund’s inception on June 1, 2007 through September 30, 2007.

(6) From the Fund’s inception on July 13, 2007 through September 30, 2007.

X.            SHARE PRICE

NET ASSET VALUE

Each Fund’s share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time.  NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class.

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XI.           INFORMATION ABOUT HEALTHSHARES™

Each Fund offers and issues an exchange-traded class of shares called HealthShares™.  Each Fund issues and redeems HealthShares™ in large lots, known as “Creation Units.”  To purchase or redeem a Creation Unit, you must be a Participating Organization or you must do so through a broker that is a Participating Organization.  A Participating Organization is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or a participant in the DTC that has executed a Participant Agreement with the Funds’ Distributor.

Each Fund issues Creation Units in kind, in exchange for a basket of stocks that are part of the Fund’s Underlying Index (Deposit Securities).  Each Fund also redeems Creation Units in kind; an investor who tenders a Creation Unit will receive, as redemption proceeds, a basket of stocks that are part of a Fund’s portfolio holdings (Redemption Securities).  The Deposit Securities and the Redemption Securities will usually, but may not necessarily always, be the same.  As part of any creation or redemption transaction, the investor will either pay or receive some cash in addition to the securities, as described more fully below.  Each Fund reserves the right to issue Creation Units for cash, rather than in kind, although each has no current intention of doing so.

ADDITIONAL INFORMATION ABOUT THE UNDERLYING INDEX AND THE INDEX ADMINISTRATOR

Based on its own proprietary model, XShares Group has established specific defined characterization/inclusion/exclusion criteria governing the stocks that are included in each Underlying Index.  Each Underlying Index is administered by QED International Associates, Inc., the Index Administrator, and in that capacity has sole responsibility and authority for maintaining each Underlying Index and determining, in accordance with this objective criteria, which securities are to be added or removed from an Underlying Index.  Each Underlying Index is compiled, maintained and calculated without regard to the Advisor, Sub-Advisor, or Distributor.  The Index Administrator has no obligation to take the specific needs of the Advisor, Sub-Advisor or Distributor into account in the determination and calculation of each Underlying Index.  The Sub-Advisor will be responsible for the day-to-day management of each Fund’s portfolio, which involves principally reconfiguring the portfolio of each Fund, typically quarterly, to reflect any reconfiguration in the Underlying Index by the Index Administrator.

It is expected that each Underlying Index will be available through major market data vendors as a result of dissemination to the Consolidated Tape Association by NYSE Arca.  NYSE Arca is not affiliated with the Company, the Funds, the Advisor, the Sub-Advisor or the Distributor.  Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement with the Sub-Advisor.  There is no charge to the Funds in connection with this licensing agreement.

EXCHANGE LISTING AND TRADING

Each Fund’s HealthShares™ have been approved for listing on NYSE Arca and will trade on NYSE Arca at market prices that may differ from net asset value.  The only relationship

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that NYSE Arca has with the Advisor, the Sub-Advisor, the Distributor or the Company in connection with the Funds is that NYSE Arca lists the HealthShares™ pursuant to its listing agreement with the Company.  NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

There can be no assurance that, in the future, a Fund’s HealthShares™ will continue to meet all of NYSE Arca’s listing requirements.  NYSE Arca may, but is not required to, delist a Fund’s HealthShares™ if:  (1) following the initial 12-month period beginning upon the commencement of trading, there are fewer than 50 beneficial owners of a Fund’s HealthShares™ for 30 or more consecutive trading days; (2) the value of the Underlying Index related to the Fund is no longer calculated or available; or (3) such other event shall occur or condition exist that, in the opinion of NYSE Arca, makes further dealings on NYSE Arca inadvisable.  NYSE Arca will also delist a Fund’s HealthShares™ upon termination of a Fund’s HealthShares™ class.

As with any stock traded on an exchange, purchases and sales of a Fund’s HealthShares™ will be subject to usual and customary brokerage commissions.  The Company reserves the right to adjust the price levels of the HealthShares™ (but not their value) in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, and would have no effect on the net assets of a Fund.

BOOK ENTRY ONLY SYSTEM

DTC acts as securities depositary for HealthShares™.  HealthShares™ are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.  Except in limited circumstances set forth below, certificates will not be issued for HealthShares™.  DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA.  Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of HealthShares™ is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in HealthShares™ (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of HealthShares™.

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Each Fund recognizes DTC or its nominee as the record owner of all HealthShares™ for all purposes.  Beneficial Owners of HealthShares™ are not entitled to have HealthShares™ registered in their names, and will not receive or be entitled to physical delivery of share certificates.  Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of HealthShares™.

Conveyance of all notices, statements, and other communications to Beneficial Owners is affected as follows.  DTC will make available to the Company upon request and for a fee a listing of the HealthShares™ of each Fund held by each DTC Participant.  The Company shall obtain from each such DTC Participant the number of Beneficial Owners holding HealthShares™, directly or indirectly, through such DTC Participant.  The Company shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Company shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee as the registered holder of all HealthShares™.  DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in HealthShares™ of the appropriate Fund as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of HealthShares™ held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Company has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such HealthShares™, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to HealthShares™ at any time by giving reasonable notice to the Company and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Company shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of HealthShares™, unless the Company makes other arrangements with respect thereto satisfactory to NYSE Arca (or such other exchange on which HealthShares™ may be listed).

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PURCHASE AND ISSUANCE OF HEALTHSHARES™ IN CREATION UNITS

The Funds issue and sell HealthShares™ only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day, of an order in proper form.  The Funds will not issue fractional Creation Units.  A Business Day is any day on which NYSE Arca is open for business.

FUND DEPOSIT

The consideration for purchase of a Creation Unit from a Fund generally consists of the in kind deposit of a designated portfolio of equity securities (the Deposit Securities) per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index and an amount of cash (the Cash Component) consisting of a Balancing Amount (described below) and a Transaction Fee (also described below).  Together, the Deposit Securities and the Cash Component constitute the Fund Deposit.

The Balancing Amount is an amount equal to the difference between the net asset value (“NAV”) of a Creation Unit and the market value of the Deposit Securities (the “Deposit Amount”).  It ensures that the NAV of a Fund Deposit (not including the Transaction Fee) is identical to the NAV of the Creation Unit it is used to purchase.  If the Balancing Amount is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), then that amount will be paid by the purchaser to the Fund in cash.  If the Balancing Amount is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), then that amount will be paid by the Fund to the purchaser in cash (except as offset by the Transaction Fee, described below).

The Company, through the NSCC (discussed below), makes available on each Business Day, immediately prior to the opening of the regular trading session on NYSE Arca (currently 9:30 a.m., Eastern Time), a list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit for each Fund (based on information at the end of the previous Business Day).  The Fund Deposit is applicable, subject to any adjustments as described below, in order to affect purchases of Creation Units of a Fund until such time as the next-announced Fund Deposit composition is made available.  Each Fund reserves the right to accept a nonconforming Fund Deposit.

The identity and number of shares of the Deposit Securities required for a Fund Deposit may change to reflect rebalancing adjustments and corporate actions by a Fund, or in response to adjustments to the weighting or composition of the component stocks of the Underlying Index.  In addition, the Company reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, may not be eligible for transfer through the Clearing Process (discussed below), or may not be eligible for trading by a Participating Organization (as defined below) or the investor for which a Participating Organization is acting.  Brokerage commissions incurred in connection with acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be an expense of the Fund.

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However, the Advisor, subject to the approval of the Board of Directors, may adjust the Transaction Fee (described below) to protect existing shareholders from this expense.

In addition to the list of names and numbers of securities constituting the current Deposit Securities, the Company, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.  All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the appropriate Fund, and the Fund’s determination shall be final and binding.

PROCEDURES FOR CREATION OF CREATION UNITS

To be eligible to place orders with the Distributor and to purchase Creation Units from a Fund, you must be (i) a Participating Organization, i.e., a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and in each case, must have executed an agreement with the Distributor governing the purchase and redemption of Creation Units (the “Participant Agreement”).  A Participating Organization and DTC Participant are collectively referred to as an “Authorized Participant.”  Investors should contact the Distributor for the names of Authorized Participants that have signed a Participation Agreement.  All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on NYSE Arca (“Closing Time”) (ordinarily 4:00 p.m., Eastern Time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form.  In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern Time on the trade date.  A custom order may be placed by an Authorized Participant in the event that the Company permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason.  The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.”  Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections).  Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required

46

by such Authorized Participant.  In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required.  Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement.  In such cases there may be additional charges to such investor.  At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.  Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process.  Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process.  The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC.  Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement.  The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order.  Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Company, together with such additional information as may be required by the Distributor.  An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process.  Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Distributor.  A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC.  The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Company, whose determination shall be final and binding.  The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the

47

Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date.  An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.  However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled.  Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component.  The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units.  (See “Creation Transaction Fee” section below).

Creation Unit Aggregations may be created in advance of receipt by the Company of all or a portion of the applicable Deposit Securities as described below.  In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).  The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern Time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern Time, the following Business Day.  If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom.  An additional amount of cash shall be required to be deposited with the Company, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Company in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities.  To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Company may use the cash on deposit to purchase the missing Deposit Securities.  Authorized Participants will be liable to the Company and Fund for the costs incurred by the Company in connection with any such purchases.  These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases.  The Company will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Company and deposited into the Company.  In addition, a transaction fee, as

48

listed below, will be charged in all cases.  The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations.  The Company reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Company or the Advisor, have an adverse effect on the Company or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Company, the Custodian, the Distributor and the Advisor make it, for all practical purposes, impossible to process creation orders.  Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Company, the Advisor, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.  The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person.  The Company, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Company, and the Company’s determination shall be final and binding.

Creation Transaction Fee.  To compensate the Company for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a creation transaction fee, payable to the Company regardless of the number of creations made each day.  A minimum Creation Unit transaction fee is charged for each purchase or redemption of Creation Units, regardless of the number of Creation Unit shares acquired.  The level of the transaction fee is variable and will fluctuate depending on the number of securities contained in the applicable creation/redemption basket and on whether the purchase or redemption will take place outside the usual process at the NSCC.  There is no maximum transaction fee level.  An additional Creation Unit charge may be imposed for cash creations (to offset the Company’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities).  Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company.

The level of the Creation/Redemption transaction fee is described in the prospectus.

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Redemption of Fund Shares in Creation Units Aggregations.  Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day.  A Fund will not redeem Shares in amounts less than Creation Unit Aggregations.  Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Company.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of the regular trading session on NYSE Arca (currently 9:30 a.m., Eastern Time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day.  Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities, as announced on the Business Day of the request for redemption received in proper form, plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below.  In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which NYSE Arca is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on NYSE Arca is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee.  A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund.  An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed.  Investors will also bear the costs of transferring the Fund Securities from the Company to their account or on their order.  Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services.  The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process.  Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement.  An order to redeem Creation Unit Aggregations

50

using the Clearing Process is deemed received by the Company on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern Time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined.  An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Company after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day.  The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process.  Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement.  A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC.  An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Company on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern Time (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern Time for any Cash Component, if any, owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed.  After the Company has deemed an order for redemption outside the Clearing Process received, the Company will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any, owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Company.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Company.  Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date.  If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC

51

to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Company may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).  A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.  Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Company could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.  An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash.  The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

XII.         CAPITAL STOCK AND OTHER SECURITIES

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of a Fund or share class.  Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the Fund or class.  Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.

The Company is organized as a corporation under Maryland law.  A shareholder of a Fund will not be personally liable for payment of the Fund’s debts except by reason of his or her own conduct or acts.

The authorized capital stock of the Company consists of 50 billion shares of stock, having a par value of $.0001 per share.  The Company’s Board of Directors is authorized to divide the shares into separate series of stock, one for each of the Funds that may be created.  The series (Funds) set forth herein have been established by the Board of Directors under the Charter of the Company.  Each series represents a separate pool of assets of the Company’s shares and has different objectives and investment policies.  Except as noted below, each share when issued will have equal dividend, distribution and liquidation rights within the series for which it was issued, and each fractional share has rights in proportion to the percentage it

52

represents of a whole share.  Generally, all shares will vote in the aggregate, as a single class, except if voting by class is required by law or the matter involved affects only one class, in which case shares will be voted separately by class.  Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series.  There are no conversion or preemptive rights in connection with any shares of the Funds.  The Funds have no sinking fund provisions.  All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable.  Each Fund’s redemption provisions are described in its current Prospectus and elsewhere in this SAI.

The shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of Directors can elect 100% of the Directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors.  The Company’s Charter and Bylaws provide the holders of one-third of the outstanding shares of the Funds present at a meeting in person or by proxy will constitute a quorum for the transaction of business at all meetings.

As a general matter, the Company will not hold annual or other meetings of the Funds’ shareholders.  This is because the Bylaws of the Company provide for annual meetings only as required by the 1940 Act.  Annual and other meetings may be required with respect to such additional matters relating to the Funds as may be required by the 1940 Act, any registration of the Funds with the SEC or any state, or as the Directors may consider necessary or desirable.  Each Director serves until the next meeting of shareholders called for the purpose of considering the re-election of such Director or the election of a successor to such Director.

XIII.        DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “FUND DISTRIBUTIONS.”

General Policies.  Dividends from net investment income, if any, are declared and paid annually by each Fund.  Distributions of net realized securities gains, if any, generally are declared and paid once a year, but certain Funds may make distributions on a more frequent basis to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Company.

Each Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of such Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code.  Management of the Company reserves the right cause a Fund to declare special dividends if, in its reasonable discretion, such action is

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necessary or advisable to preserve the status of such Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service.  The Company will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds.  However, certain broker-dealers may make the DTC book-entry dividend reinvestment service available to their customers who own Fund shares.  If this service is available and used, dividend distributions of both income and capital gains would automatically be reinvested in additional whole and fractional Fund shares of the same Fund purchased in the secondary market.  Without this service, investors will receive their distributions in cash.  In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service.  To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.  Brokers may require Fund shareholders to adhere to specific procedures and timetables.

XIV.        TAXATION

The following supplements the tax information contained in the Prospectus.

For federal income tax purposes, each Fund is treated as a separate corporate entity and has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code.  Such qualification generally relieves a Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements.  If, for any reason, a Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, the Fund would be subject to federal income tax on all of its taxable income at regular corporate rates, without any deduction for dividends to shareholders.  In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of such Fund’s current and accumulated earnings and profits and would be eligible for the dividends received deduction available in some circumstances to corporate shareholders.  Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute each calendar year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses), if any, and any retained but untaxed income or gains from prior years.  The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by a Fund and investments in passive foreign investment

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companies (“PFICs”) are complex and, in some cases, uncertain.  Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to avoid corporate-level income or excise tax or to preserve regulated investment company status.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to Shareholders as ordinary income.  In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the PFIC shares.

Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar.  The types of transactions covered by the special rules include the following:  (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market.  The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules.  However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marked-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply.  With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss.  A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle.  The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a “Section 988 hedging transaction” will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Internal Revenue Code.  Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

Each Fund will be required in certain cases to withhold “backup withholding” on taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are “exempt recipients.”  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

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If a Fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, such Fund may elect to “pass through” its shareholders foreign income taxes paid.  If a Fund so elects, shareholders will be required to treat their pro rata portion of the foreign income taxes paid by the Fund as part of the amounts distributed to them and thus includable in their gross income for federal income tax purposes.  Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations.  Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction.  No deduction will be permitted to individuals in computing their alternative minimum tax liability.  If a Fund does not qualify or elect to pass through to its shareholders foreign income taxes paid, shareholders will not be able to claim any deduction or credit for any part of the foreign income taxes paid by the Fund.

The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this SAI; such laws and regulations may be changed by legislative or administrative action.  Shareholders are advised to consult their tax advisers concerning their specific situations and the application of federal, state, local and foreign taxes.

XV.         FINANCIAL STATEMENTS

The Annual Report to shareholders for the fiscal period ended September 30, 2007 is a separate document supplied with this SAI, and the financial statements including the financial highlights, accompanying notes and report of Eisner LLP, the Company’s independent registered public accounting firm, appearing therein are incorporated by reference into this SAI.

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APPENDIX A

HEALTHSHARES™, INC.

PROXY VOTING POLICIES AND PROCEDURES

XShares Advisors LLC (“We” or the “Advisor”) provides investment advisory services to several investment companies, including HealthShares™, Inc., an investment company (the “Company”) registered under the Investment Company Act of 1940, and invests the assets of the Company’s portfolios in securities issued by public issuers.  We have authority to vote proxies relating to such securities on behalf of the Company.  The Company has adopted these policies, as defined below, as the Company’s proxy voting policies.

The Securities and Exchange Commission (the “SEC”) has adopted Rule 206(4)-6 under the Investment Advisers Act of 1940.  Under this rule, registered investment advisers that exercise voting authority over securities held in client portfolios are required to implement proxy voting policies and describe those policies to their clients.

The Policies attempt to generalize a complex subject.  We may, from time to time, determine that it is in the best interests of the Company to depart from specific policies described herein.  The rationale for any such departure will be memorialized in writing by the proxy voting committee.

I.                                         GENERAL POLICY

                The policy of the Company is to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to BNY Investment Advisors (“BNY”), the sub-advisor to the Company, as part of BNY’s services to the Funds, subject to XShares Advisors LLC’s (the “Advisor”) and the Board’s continuing oversight.  BNY acts as fiduciary of the Funds and must vote proxies in a manner consistent with the best interests of the Funds and their shareholders.

II.            SPECIFIC POLICIES

BNY’s specific policies are attached as Exhibit A.

III.           CONFLICTS OF INTEREST

At times, conflicts may arise between the interests of the Company, on the one hand, and our own interests or the interests of our affiliates, on the other hand.  In addition, on certain occasions, BNY may find that it is conflicted due to other business relationships with an issuer.  In such circumstances, our proxy voting committee will cast the vote.

If the proxy voting committee determines that a conflict of interest exists, the proxy voting committee will make an independent evaluation of the proposal and vote the proxy in the best interest of the Company. The committee will document the reasons for its decisions and will

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report the issue and the manner in which the proxy was voted to the Board of Directors of the Company.

IV.           Proxies of Certain Non-U.S. Issuers

                Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Absent compelling reasons to the contrary, we believe that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally abstain from voting those shares.

                In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent us from voting such proxies. For example, we may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require us to provide local agents with power of attorney prior to implementing our voting instructions. Although it is our policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

V.            PROCEDURES FOR PROXIES

                At least annually, BNY shall present to the Board its policies, procedures and other guidelines for voting proxies.  In addition, BNY shall notify the Board promptly of material changes to any of these documents.

                At least annually, BNY shall provide to the Board a record of each proxy voted with respect to portfolio securities of the Funds during the year.  With respect to those proxies that BNY, or any third party proxy voting firm hired by BNY, has identified as involving a conflict of interest, BNY shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.  For this purpose, a “conflict of interest” shall be deemed to occur when BNY or an affiliated person of BNY (or any third party proxy voting firm, or an affiliate of such third party) has a financial interest in a matter presented by a proxy to be voted on behalf of the Funds, other than the obligation BNY incurs as investment sub-adviser to the Funds, which may compromise BNY’s independence of judgment and action in voting the proxy.

VI.           Revocation of Authority to Vote

                The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds may be revoked by the Board, in whole or in part, at any time.

VII.         RECORD OF PROXY VOTING

                The Company shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

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The Chief Compliance Officer also will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

The Chief Compliance Officer will also maintain or cause to be maintained records relating to each proxy, including (i) the voting decision with regard to each proxy; and (ii) any documents that were material to making the voting decision, (iii) the reasons supporting the voting decision in conflict situations.

VIII.      Proxy Voting Disclosures

A.            The Company shall include in its Form N-1A registration statement:

•    A description of this policy and of the policies and procedures used by BNY to determine how to vote proxies relating to portfolio securities; and

•    A statement disclosing that information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number (or through a specified Internet address or both) and on the SEC website.

B.            The Company shall include in its Annual and Semi-Annual Reports to shareholders:

1.   A statement that a description of the policies and procedures used by or on behalf of the Company to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Company’s toll-free telephone number or through a specified Internet address, and on the SEC website.

2.   A statement that information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number (or through a specified Internet address or both) and on the SEC website.

We will maintain a record of each written request from a shareholder of the Company for proxy voting information and our written response to any request (oral or written) from a shareholder of the Company for proxy voting information.

The Chief Compliance Officer will maintain all such records in the offices of the Advisor for two years from the end of the fiscal year during which the record was created, and for an additional three years in an easily accessible place.

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EXHIBIT A

SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES OF

HEALTHSHARES™, INC. (THE “COMPANY”)

                The Company’s Board of Directors (the “Board”) has delegated to BNY Investment Advisors the authority to vote proxies of companies held in the funds’ portfolio.  BNY Investment Advisors, through its participation on The Bank of New York Mellon Corporation’s (“BNY Mellon’s”) Proxy Policy Committee (the “PPC”), applies BNY Mellon’s Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

BNY Investment Advisors recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts.  An investment adviser’s duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients’ interests to its own.  In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

                BNY Investment Advisors seeks to avoid material conflicts of interest by participating in the PPC, which applies detailed, pre-determined written proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors.  Further, BNY Investment Advisors and its affiliates engage a third party as an independent fiduciary to vote all proxies of funds managed by BNY Mellon or its affiliates (including the Company), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

                All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines.  The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in BNY Mellon’s or BNY Investment Advisors’ policies on specific issues.  Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the PPC for discussion and vote.  Additionally, the PPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny.  With regard to voting proxies of foreign companies, BNY Investment Advisors weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.  With respect to securities lending transactions, BNY Investment Advisors seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the PPC recognizes that the management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so

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as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.  In addition, the PPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals.  The PPC believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote.  However, the PPC generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders.  Accordingly, the PPC generally votes in accordance with management on issues that the PPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the PPC attempts to ensure that management reasonably responds to the social issues.  Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model.  This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised.  After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information.  The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders.

Information regarding how BNY Investment Advisors voted proxies for the funds is available on the Company’s website at http://www.healthsharesinc.com and on the Securities and Exchange Commission’s website at http://www.sec.gov on the Company’s Form N-PX filed with the Commission.

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HEALTHSHARESTM, INC. (THE “REGISTRANT”)

PART C - OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)(1)           Articles of Incorporation (incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-1A filed on February 14, 2006).

(a)(2)           Articles of Amendment (incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on September 1, 2006).

(a)(3)           Articles of Amendment and Restatement (incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on January 11, 2007).

(b)(1)           By-Laws (incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-1A filed on February 14, 2006).

(b)(2)           Amended and Restated By-Laws (incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 on Form N-1A filed on January 11, 2007).

(c)                Instruments Defining Rights of Security Holders: Portions of the Trust Instrument and By-Laws of the Registrant defining the rights of holders of shares of the Registrant:   Not Applicable.

(d)(1)           Investment Advisory Agreement between the Registrant and XShares Advisors, LLC (incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on January 11, 2007).

(d)(2)           Sub-Advisory Agreement between the Registrant and BNY Investment Advisors (incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on January 11, 2007).

(e)(1)           Distribution Agreement between the Registrant and ALPS Distributors, Inc. (incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on January 11, 2007).

(e)(2)           Form of Authorized Participant Agreement (incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on January 11, 2007).

(f)                Bonus or Profit Sharing Contracts:                    Not Applicable.

(g)(1)           Custodian Agreement between the Registrant and the Bank of New York (incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on January 11, 2007).

(g)(2)           Foreign Custody Manager Agreement between the Registrant and the Bank of New York (incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on January 11, 2007).

(h)(1)           Fund Administration and Accounting Agreement between the Registrant and the Bank of New York (incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on January 11, 2007).

(h)(2)           Transfer Agency and Service Agreement between the Registrant and the Bank of New York (incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on January 11, 2007).

(h)(3)           Chief Compliance Officer Services Agreement between the Registrant and ALPS Fund Services, Inc. (incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on January 11, 2007).

(h)(4)           Operating Expenses Limitation Agreement (filed herewith).

(h)(5)           Form of Securities Lending Agreement between the Registrant and The Bank of New York (filed herewith).

(i)(1)            Consent of Paul, Hastings, Janofsky & Walker LLP (filed herewith)

(i)(2)            Opinion of Venable LLP (incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on January 11, 2007.

(j)                 Consent of Eisner LLP (filed herewith).

(k)                Not Applicable.

(l)                 Form of Letter of Representations between the Registrant and The Depository Trust Company (incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on January 11, 2007).

(m)               Plan of Distribution Pursuant to Rule 12b-1 (incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on January 11, 2007).

(n)               Rule 18f-3 Plan:             Not Applicable.

(p)(1)           Code of Ethics of the Registrant (filed herewith).

(p)(2)           Code of Ethics of XShares Advisors LLC (filed herewith).

(q)               Powers of Attorney of Directors and Offices of the Registrant (incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on January 11, 2007).

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST

None.

ITEM 25.    INDEMNIFICATION

Reference is made to the provisions of Article VI of the Registrant’s Articles of Amendment and Restatement incorporated by reference to this Registration Statement (as noted in Item 23 above) and Article XI of Registrant’s Amended and Restated By-Laws filed incorporated by reference to this Registration Statement (as noted in Item 23 above).

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ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to the sections entitled “Fund Management” in the Prospectus and “Management” in the Statement of Additional Information for information regarding the business of the Adviser and Sub-Adviser.

For information as to the business, profession, vocation and employment of a substantial nature of each of the directors and officers of the Adviser, reference is made to the Adviser’s current Form ADV (File No. 141392), pursuant to the Investment Advisers Act of 1940, as amended incorporated herein by reference

ITEM 27.    PRINCIPAL UNDERWRITERS.

(a)                The Trust’s distributor, ALPS Distributors, Inc. (the “Distributor”), acts as distributor for the Registrant and the following investment companies:

Accessor Funds, AARP Funds, Agile Funds, Ameristock Mutual Funds, Inc., DIAMONDS Trust, Drake Funds, Financial Investors Trust, Financial Investors Variable Insurance Trust, First Funds, Firsthand Funds, Forward Emerald Funds, Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone, Nasdaq 100 Trust, PowerShares Exchange-Traded Funds Trust, Realty Funds, Inc., SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., TDAX Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, WisdomTree Trust and Westcore Trust.

(b)               To the best of the Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for the Registrant, are as follows:

Name and Principal	Positions and Offices	Positions and Offices
Address	with Registrant	with the Distributor

Edmund J. Burke	None	President

Thomas A. Carter	None	Managing Director

Jeremy O. May	None	Managing Director

Diana Adams	None	Vice President; Controller

Tane Tyler	None	Chief Legal Officer; Controller

Brad Swenson	None	Chief Compliance Officer

* All addresses are 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)                Not Applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

(a)                                   The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the “Records”) at its offices at 420 Lexington Avenue, New York, New York 10170.

(b)                                  XShares Advisors LLC maintains all Records relating to its services as investment adviser to the Registrant at 420 Lexington Avenue, New York, New York 10170.

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(c)                                   BNY Investment Advisors maintains all Records relating to its services as sub-adviser to the Registrant at 1633 Broadway, 13th Floor, New York, NY 10019.

(d)                                  ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(e)                                  The Bank of New York maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286.

ITEM 29.    MANAGEMENT SERVICES

The Registrant has no management related service contract which is not discussed in Part A or Part B of this form.

ITEM 30.    UNDERTAKINGS

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in New York City, and the State of New York on the 25 day of January 2008.

HEALTHSHARESTM, INC.

By:	/s/ William J. Kridel, Jr.

William J. Kridel, Jr.
President and Chief Executive Officer

SIGNATURES

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities stated and on the dates indicated.

Signature	Title	Date

/s/ David W. Jaffin	Secretary, Treasurer and	January 25, 2008
David W. Jaffin	Chief Financial Officer

*	Director, Chairman, President and	January 25, 2008
William J. Kridel, Jr.	Chief Executive Officer

*	Director	January 25, 2008
John B. Adams

*	Director	January 25, 2008
Donald J. Barrack

*	Director	January 25, 2008
Franklin M. Berger

*
Judith Ann Hemberger	Director	January 25, 2008

*By:	/s/ David W. Jaffin
David W. Jaffin (attorney-in-fact)

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EXHIBIT LIST

Exhibit No.	Description

(h)(4)	Operating Expense Limitation Agreement

(h)(5)	Form of Securities Lending Agreement

(i)(1)	Consent of Paul, Hastings, Janofsky & Walker LLP

(j)	Consent of Eisner LLP.

(p)(1)	Code of Ethics of Registrant

(p)(2)	Code of Ethics of XShares Advisors LLC

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